                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-10533

Exact name of registrant as specified
in charter:                                 Reserve Municipal Money Market Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    May 31

Date of reporting period:                   November 30, 2005

ITEM 1.    SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE A TRADITION OF FINANCIAL INNOVATION(SM) LOGO]

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 - www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/SEMI-ANNUAL 11/05

[THE RESERVE A TRADITION OF FINANCIAL INNOVATION(SM) LOGO]

SEMI-ANNUAL REPORT


RESERVE TAX-EXEMPT TRUST

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

CONNECTICUT TAX-EXEMPT FUND

FLORIDA TAX-EXEMPT FUND

MASSACHUSETTS TAX-EXEMPT FUND

MICHIGAN TAX-EXEMPT FUND

NEW JERSEY TAX-EXEMPT FUND

OHIO TAX-EXEMPT FUND

PENNSYLVANIA TAX-EXEMPT FUND

VIRGINIA TAX-EXEMPT FUND


RESERVE NEW YORK TAX-EXEMPT TRUST

NEW YORK TAX-EXEMPT FUND


RESERVE MUNICIPAL MONEY-MARKET TRUST

LOUISIANA MUNICIPAL MONEY-MARKET FUND

MINNESOTA MUNICIPAL MONEY-MARKET FUND


NOVEMBER 30, 2005

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

             STATEMENTS OF NET ASSETS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--99.5%

                  ARIZONA--1.5%
$     5,100,000   Apache County IDA for Tucson Electric Power Co., 2.94% - 3.00%, 12/15/18(a)             $     5,100,000
      2,000,000   Apache County IDA for Tucson Electric Power Co., 2.94%, 12/1/20(a)                            2,000,000
      3,600,000   Arizona HCF for Royal Oaks, 3.05%, 3/1/27(a)                                                  3,600,000
      1,000,000   Phoenix IDR for Del Mar Terrace, 2.98%, 10/1/29(a)                                            1,000,000
      3,400,000   Pima County IDA for Tucson Electric Power Co., Series A, 3.00%, 12/1/22(a)                    3,400,000
                                                                                                          ---------------
                                                                                                                15,100,00
                                                                                                          ---------------
                  CALIFORNIA--11.0%
      9,445,000   California Pollution Control Wadham Energy, 2.96%, 11/1/17(a)                                 9,445,000
      3,780,000   California State Economic Recovery, Series C-7, 2.95%, 7/1/23                                 3,780,000
      6,200,000   California State, GO Series A-1, 3.07%, 5/1/40(a)                                             6,200,000
        300,000   California Statewide for Covenant Retirement Community, 2.99%, 12/1/25(a)                       300,000
     20,315,000   California Water Department Reserve Powersupply, Series B-3, 2.94%, 5/1/22(a)                20,315,000
      2,688,000   Irvine Assessment, District 87-8, 2.95%, 9/2/24(a)                                            2,688,000
      6,250,000   Irvine Assessment, District 93-14, 2.94%, 9/2/25(a)                                           6,250,000
     20,685,000   Long Beach California Harbor, Series A, 2.98%, 5/15/27(a)                                    20,685,000
      1,000,000   Los Angeles MFH for Grand Promenade Project, 2.98%, 4/1/32(a)                                 1,000,000
     16,200,000   Metropolitan Water District, Series B-2, 3.01%, 7/1/28(a)                                    16,200,000
     24,500,000   Metropolitan Water District, Series C-2, 2.92%, 7/1/36(a)                                    24,500,000
        900,000   Santa Ana County, El Cammo Hospital District, 3.06%, 8/1/15(a)                                  900,000
                                                                                                          ---------------
                                                                                                               112,263,00
                                                                                                          ---------------
                  COLORADO--3.0%
        500,000   Broomfield IDA for Buckeye Investments, 3.07%, 12/1/09(a)                                       500,000
      6,600,000   Colorado EDA for Bear Creek School Project, 3.06%, 10/1/32(a)                                 6,600,000
     20,900,000   Colorado HFA for Adventist Health Sunbelt, Series B, 3.05%, 11/15/34(a)                      20,900,000
      2,800,000   University of Colorado, Series B, 2.99%, 11/15/35(a)                                          2,800,000
                                                                                                          ---------------
                                                                                                               30,800,000
                                                                                                          ---------------
                  CONNECTICUT--4.8%
      1,260,000   Connecticut DAR for Independent Living Project, 2.97%, 7/1/15(a)                              1,260,000
        640,000   Connecticut DAR for Pierce Memorial Baptist, 2.97%, 10/1/28(a)                                  640,000
        600,000   Connecticut HEFA for Hotchkiss School, Series A, 3.01%, 7/1/30(a)(c)                            600,000
        400,000   Connecticut HEFA for Kingswood Oxford School, 3.00%, 7/1/30(a)                                  400,000
     25,900,000   Connecticut HEFA for Yale University, Series T-2, 3.00%, 7/1/29(a)(c)                        25,900,000
     15,000,000   Connecticut HEFA for Yale University, Series X-3, 2.92%, 7/1/37(a)(c)                        15,000,000
        100,000   Connecticut Special Tax for Transportation Infrastructure,
                  Series 1, 3.03%, 9/1/20(a)                                                                      100,000
      2,900,000   Connecticut State Development Authority for Solid Waste, 3.01%, 8/1/23(a)                     2,900,000
        300,000   Connecticut State HEFA, 2.86%, 7/1/27(a)                                                        300,000
        410,000   Connecticut State, GO Series 97, 3.00%, 5/15/14(a)                                              410,000
      1,000,000   Hartford Redev. Agency MHR for Underwood Towers Project, 3.00%, 6/1/20(a)                     1,000,000
        650,000   New Canaan Housing Authority for Village at Waveny Care Center, 2.96%, 1/1/22(a)                650,000
        430,000   Shelton County HFA for Crosby Commons Project, 3.08%, 1/1/31(a)                                 430,000
                                                                                                          ---------------
                                                                                                               49,590,000
                                                                                                          ---------------
                  FLORIDA--5.2%
     10,310,000   Alachua County HFA for Oak Hammock University, 3.03%, 10/1/32(a)                             10,310,000
      2,300,000   Capital Finance Authority for Glenridge Palmer Ranch, 3.03%, 6/1/12(a)                        2,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  FLORIDA (CONTINUED)
$       300,000   Duval County HFA for Lighthouse Bay Apartments, 3.04%, 12/1/32(a)                       $       300,000
      5,945,000   Florida HFA for Collins Cove Senior Apartments, 3.02%, 2/1/36(a)                              5,945,000
      3,900,000   Florida HFA for Wellesley Apartments, Series O, 2.93%, 8/1/35(a)                              3,900,000
      6,875,000   Florida HFC Multifamily for Bridgewater Club, 3.02%, 6/1/34(a)                                6,875,000
      5,420,000   Florida HFC Multifamily for Magnolia Pointe Apts., Series J, 3.10%, 6/1/39(a)                 5,420,000
      1,100,000   Orange County for YMCA, Series A, 3.10%, 5/1/27(a)                                            1,100,000
      8,500,000   Palm Beach County for Morse Obligation Group, 3.07%, 5/1/33(a)                                8,500,000
      8,500,000   Palm Beach County for Raymond F Kravis Center, 2.98%, 7/1/32(a)                               8,500,000
        500,000   Sarasota County HFA for Bay Village, 3.10%, 12/1/23(a)                                          500,000
                                                                                                          ---------------
                                                                                                                53,650,00
                                                                                                          ---------------
                  GEORGIA--2.4%
      1,204,268   Georgia Muni Assoc. Pool Bd. COP, 3.06%, 12/15/20(a)                                          1,204,268
      4,970,000   Marietta HFA for Woold Glen, 3.03%, 7/1/24(a)                                                 4,970,000
     17,870,000   Meag's, 2.96%, 1/1/26(a)                                                                     17,870,000
                                                                                                          ---------------
                                                                                                               24,044,268
                                                                                                          ---------------
                  HAWAII--1.4%
     12,000,000   Honolulu City & County GO, Series 2001-C, 2.28%, 12/1/13(b)                                  12,000,000
      1,800,000   Honolulu City & County GO, Series 2001-C, 2.28%, 12/1/18(b)                                   1,800,000
                                                                                                          ---------------
                                                                                                               13,800,000
                                                                                                          ---------------
                  IOWA--0.7%
      1,000,000   Des Moines HRB for Iowa Methodist Medical Center, 3.00%, 8/1/15(a)                            1,000,000
      5,725,000   Iowa Community Project, Series C, 3.05%, 11/15/34(a)                                          5,725,000
                                                                                                          ---------------
                                                                                                                6,725,000
                                                                                                          ---------------
                  LOUISIANA--5.8%
      1,000,000   Lake Charles District Revenue for Conoco, Series A, 3.00%, 9/1/29(a)                          1,000,000
        935,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.00%, 8/1/07(a)                     935,000
        879,000   Louisiana Environmental Facilities Community DAR, Series A, 3.06%, 11/01/34(a)                  879,000
     15,000,000   Louisiana Local Government, 3.08%, 10/1/35(a)                                                15,000,000
         35,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC,
                  Series A 3.00%, 9/1/17(a)                                                                        35,000
        100,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC,
                  Series A, 3.00%, 9/1/14(a)                                                                      100,000
      5,000,000   Louisiana Offshore Terminal, 3.05%, 9/1/08(a)                                                 5,000,000
         35,000   Louisiana PFA for Kenner Hotel Ltd., 2.94%, 12/1/15(a)                                           35,000
         35,000   Louisiana PFA, 3.60%, 7/1/33(a)                                                                  35,000
         35,000   Louisiana PFA, Multi-family, 3.06%, 6/15/31(a)                                                   35,000
     20,450,000   Louisiana State University, 3.03%, 7/1/30(a)                                                 20,450,000
        375,000   Port of New Orleans Cold Storage Project, 3.10%, 11/1/22(a)                                     375,000
      9,335,000   South Louisiana Port, 3.04%, 1/1/27(a)                                                        9,335,000
      4,882,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.98%, 7/1/18(a)            4,882,000
      1,319,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.00%, 7/1/21(a)            1,319,000
                                                                                                          ---------------
                                                                                                               59,415,000
                                                                                                          ---------------
                  MARYLAND--2.8%
      3,900,000   Howard County for Vantage House Facility, Series A, 3.05% 6/1/32(a)                           3,900,000
      1,305,000   Maryland HEFA Pooled Loan Program, Series D, 3.02%, 1/1/29(a)                                 1,305,000
      1,000,000   Maryland State Health & Higher Education for Carnegie Institute, 3.06%, 10/1/37(a)            1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  MARYLAND (CONTINUED)
$     1,975,000   Maryland State Health & Higher Education for Trinity College, 3.05%, 11/1/26(a)         $     1,975,000
      9,130,000   Maryland State HEFA for Adventist Health Care, Series A, 3.07%, 1/1/35(a)                     9,130,000
     10,150,000   Maryland State Trans. Auth. for Baltimore/Washington Airport,
                  Series A, 2.98%, 7/1/13(a)                                                                   10,150,000
      1,000,000   Montgomery County EDA for Riderwood Village Inc., 3.07%, 3/1/34(a)                            1,000,000
                                                                                                          ---------------
                                                                                                               28,460,000
                                                                                                          ---------------
                  MASSACHUSETTS--11.6%
      2,390,000   Massachusetts DFA for Bedford Notre Dame Health Care, 3.13%, 10/1/29(a)                       2,390,000
     10,825,000   Massachusetts DFA for Briarwood Retirement, Series A, 3.04%, 1/1/35(a)                       10,825,000
     13,800,000   Massachusetts DFA for Brooksby Village project, 3.04%, 7/1/32(a)                             13,800,000
        180,000   Massachusetts DFA for Gann Academy Project, 2.90%, 6/1/32(a)                                    180,000
      9,945,000   Massachusetts DFA for Jewish Geriatric Services, 2.98%, 5/15/34(a)                            9,945,000
        662,000   Massachusetts DFA for Smith College, 3.02%, 7/1/24(a)(c)                                        662,000
        100,000   Massachusetts HEFA for Berklee College of Music, Series D, 2.87%, 10/1/27(a)                    100,000
      8,500,000   Massachusetts HEFA for Cap Asset Program, Series E & D, 2.94% - 3.01%, 1/1/35(a)              8,500,000
      6,300,000   Massachusetts HEFA for Harvard University, 2.68%, 1/1/24(a)(c)                                6,300,000
     20,000,000   Massachusetts HEFA for Harvard University, Series Y, 2.80%, 7/1/35(a)(c)                     20,000,000
     35,000,000   Massachusetts HEFA for Massachusetts Institute of Technology,
                  Series J-2, 2.93%, 7/1/31(a)(c)                                                              35,000,000
        100,000   Massachusetts HEFA for Wellesley College, Series E, 2.93%, 7/1/22(a)(c)                         100,000
        200,000   Massachusetts HEFA for Williams College, Series E, 3.02%, 8/1/14(a)                             200,000
        100,000   Massachusetts HFA for Single Family, 2.98%, 12/1/30(a)                                          100,000
     11,000,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                             11,000,000
        100,000   Massachusetts WSR, Series A, 2.98% 11/1/24(a)                                                   100,000
                                                                                                          ---------------
                                                                                                              119,202,000
                                                                                                          ---------------
                  MICHIGAN--6.2%
      5,880,000   Ann Arbor Michigan Economic Dev Corp. - Glacier Inc. Pj, Series A, 2.92%, 11/1/25(a)          5,880,000
      2,300,000   Detroit Michigan Sew Disp Rev Var, Series B, 3.00%, 7/1/33(a)                                 2,300,000
        100,000   Garden City Hospital Finance Authority, Series 96-A, 3.08%, 9/1/26(a)                           100,000
        900,000   Jackson County EDC for Thrifty Leoni Inc., 3.05%, 12/1/14(a)                                    900,000
     16,440,000   Jackson County EDC for Vista Grande Villa, 2.98%, 11/1/31(a)                                 16,440,000
      5,250,000   Michigan HDA for Berrien Woods, Series A, 3.15%, 7/1/32(a)                                    5,250,000
      1,100,000   Michigan HDA Multi-Family Revenue for River Place Apts., 2.99%, 6/1/18(a)                     1,100,000
        785,000   Michigan HDA, Series B, 2.70%, 4/1/19(a)                                                        785,000
        235,000   Michigan State Hospital Finance Authority-Hosp Equipment Ln Prog- A, 2.98%, 12/1/23(a)          235,000
        400,000   Michigan Strategic Fund for Clark Retirement Community, 3.04%, 6/1/31(a)                        400,000
      2,445,000   Michigan Strategic Fund for Haven Christian Services, 3.07%, 11/15/34(a)                      2,445,000
      4,340,000   Michigan Strategic Fund for Henry Ford Museum Village, 3.00%, 12/1/33(a)                      4,340,000
        950,000   Michigan Strategic Fund for Mot LLC Project, 3.07%, 12/1/34(a)                                  950,000
        345,000   Michigan Strategic Fund for Peachwood Center Association, 3.00%, 6/1/16(a)                      345,000
        110,000   Michigan Strategic Fund, 3.03%, 1/1/14(a)                                                       110,000
        100,000   Oakland University, 3.06%, 3/1/31(a)                                                            100,000
     20,520,000   Wayne Charter County Detroit Met Cnty A, 3.03%, 12/1/16(a)                                   20,520,000
      1,000,000   Woodhaven Brownstown School District, Series B, 1.86%, 5/1/34(a)                              1,000,000
                                                                                                          ---------------
                                                                                                               63,200,000
                                                                                                          ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  MINNESOTA--0.6%
$       200,000   Cohasset for Minnesota Power & Light, 3.07%, 6/1/13(a)                                  $       200,000
        270,000   Minnesota Health for Fairview Health Services, 2.97%, 11/15/32(a)                               270,000
      2,073,000   Minnesota HEFA for Carleton College, Series 6D, 3.02%, 4/1/35(a)                              2,073,000
         14,000   Minnesota HEFA for St. Olaf College, Series 5-H, 3.03%, 10/1/30(a)(c)                            14,000
        172,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 3.03%, 10/1/32(a)(c)                          172,000
      1,881,000   Minnesota Housing Finance Agency, Series C, 3.08%, 1/1/35(a)                                  1,881,000
        105,000   Minnesota Revenue for People Serving People Project, 3.08%, 10/1/21(a)                          105,000
         81,000   Regents University, Series A, 3.09%, 7/1/08(a)                                                   81,000
        117,000   Roseville Commercial Development for Berger Transfer & Storage, 3.00%, 12/1/15(a)               117,000
         66,000   St. Paul Housing & Redev. Authority for Public Radio Project, 3.03%, 6/16/10(a)                  66,000
        100,000   St. Paul Housing & Redev. Authority District Heating Revenue, 3.00%, 12/1/12(a)                 100,000
        881,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.05%, 10/1/33(a)                   881,000
                                                                                                          ---------------
                                                                                                                5,960,000
                                                                                                          ---------------
                  MISSOURI--0.0%^
        190,000   Platte County IDR for Platte Care Facility, 3.35%, 10/1/10 (a)                                  190,000
                                                                                                          ---------------
                  NEVADA--2.4%
     19,500,000   Carson City Tahoe Hospital, 3.05%, 9/1/33(a)                                                 19,500,000
      5,000,000   Carson City Tahoe Medical Center, 3.05%, 9/1/35(a)                                            5,000,000
                                                                                                          ---------------
                                                                                                               24,500,000
                                                                                                          ---------------
                  NEW JERSEY--3.4%
        900,000   Hudson County NJ Impt Auth, 2.48%, 7/15/26(a)                                                   900,000
        600,000   New Jersey EDA for Bayonne Dock, 2.31%, 12/1/27(a)                                              600,000
      2,740,000   New Jersey EDA for Geriatric Services Housing Project, 2.33%, 11/1/31(a)                      2,740,000
      9,700,000   New Jersey EDA for Newark Container LLC, 3.01%, 7/1/30(a)                                     9,700,000
        385,000   New Jersey EDA for RJB Associates, ERN, 2.46%, 8/1/08(a)                                        385,000
      4,775,000   New Jersey EDA for SCH Princeton Project, 2.75%, 07/1/22(a)                                   4,775,000
        600,000   New Jersey EDA for Stolthaven Perth Amboy, Series A, 2.90%, 1/15/18(a)                          600,000
        500,000   New Jersey EDA for US Golf Association, 2.46%, 5/1/23(a)                                        500,000
      1,300,000   New Jersey HCF for Communtity Hospital Group, Series A-1, 2.45%, 7/1/20(a)                    1,300,000
        595,000   New Jersey HCF for St. Barnabas Hospital, Series A, 2.33%, 7/1/31(a)                            595,000
      1,560,000   New Jersey Sports Authority Expo, Series C, 2.48%, 9/1/24(a)                                  1,560,000
        300,000   New Jersey State Edl Facs Auth- Princeton University, Series B, 2.90%, 7/1/21(a)(c)             300,000
      7,900,000   Port Authority of New York & New Jersey Versatile Obligation,
                  Series 2, 2.94%, 5/1/19(a)                                                                    7,900,000
      3,000,000   Salem County New Jersey Impt Auth Rev- Friends Home Woodstown, Inc., 3.00%, 4/1/34(a)         3,000,000
                                                                                                          ---------------
                                                                                                               34,855,000
                                                                                                          ---------------
                  NEW MEXICO--2.3%
     23,870,000   Farmington County PCR for Arizona Public Service, Series B, 2.96% - 3.00%, 9/1/24(a)         23,870,000
                                                                                                          ---------------
                  NEW YORK--15.7%
      8,000,000   Metropolitan Transportation Authority, Series E-1, 3.03%, 11/1/35(a)                          8,000,000
     20,200,000   New York City IDA for Korean Airlines, Series A, 2.99%, 11/1/24(a)                           20,200,000
     36,500,000   New York City WFA, Series C-1, 3.00%, 6/15/18(a)                                             36,500,000
      2,500,000   New York City, GO Series A4, 2.94%, 8/1/15(a)                                                 2,500,000
      3,600,000   New York City, GO Series A4, 2.97%, 8/1/23(a)                                                 3,600,000
      3,600,000   New York City, GO Series A4, 3.00%, 8/1/21(a)                                                 3,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  NEW YORK (CONTINUED)
$    15,000,000   New York City, GO Series F3, 3.02%, 9/1/35(a)                                           $    15,000,000
      5,200,000   New York City, TFA, Series H3, 2.98%, 11/1/22(a)                                              5,200,000
      4,000,000   New York State HFA for 10 Liberty Street, 2.95%, 5/1/35(a)                                    4,000,000
      1,300,000   New York State HFA for Bleecker Terrace Apt., 3.07%, 7/1/15(a)                                1,300,000
      4,200,000   New York State HFA for W 43rd Street, 2.38%, 11/1/34(a)                                       4,200,000
     46,295,000   New York State LGAC., Series D, & F, 2.85% - 2.94%, 4/1/25(a)                                46,295,000
     10,000,000   Westchester IDA for Catherine Field Home, 3.01%, 1/1/31(a)                                   10,000,000
        400,000   Yonkers IDA Civic Facility for Consumers Union, 3.00%, 7/1/21(a)                                400,000
                                                                                                          ---------------
                                                                                                              160,795,000
                                                                                                          ---------------
                  NORTH CAROLINA--0.2%
        600,000   North Carolina EFA for Cardinal Gibbons, 3.05%, 8/1/14(a)                                       600,000
      1,000,000   North Carolina Medical Care Community for Stanley Total Living
                  Center, 3.10%, 4/1/18(a)                                                                      1,000,000
                                                                                                          ---------------
                                                                                                                1,600,000
                                                                                                          ---------------
                  OHIO--4.1%
      4,500,000   Akron Bath Copley HDR for Summa Health System, Series B, 3.08%, 11/1/34(a)                    4,500,000
        200,000   Butler County HCF for Lifesphere, 3.25%, 5/1/27(a)                                              200,000
        300,000   Clinton County for Wilmington Airport, 3.05%, 6/1/11(a)                                         300,000
      3,800,000   Cuyahoga County EDA for Cleveland Botanical Gardens, 3.08%, 7/1/31(a)                         3,800,000
      2,170,000   Cuyahoga County for Cleveland Health Education Museum, 3.06%, 3/1/32(a)                       2,170,000
        300,000   Cuyahoga County HCF for Devon Oaks, 3.05%, 2/1/34(a)                                            300,000
      7,400,000   Evandale County IDR for SHV Realty, Inc., 3.00%, 9/1/15(a)                                    7,400,000
        295,000   Franklin County Hospital Revenue for U.S. Health Corp., 3.03%, 12/1/20(a)                       295,000
      1,105,000   Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 3.03%, 12/1/21(a)          1,105,000
      2,500,000   Hamilton County HCF, 3.03%, 6/1/35(a)                                                         2,500,000
        150,000   Hamilton County HRB for Alliance Health, Series A, 2.87%, 1/1/18(a)                             150,000
        190,000   Kent State University Receipts, 3.06%, 5/1/31(a)                                                190,000
      4,020,000   Licking County HCF, 3.05%, 11/1/33(a)                                                         4,020,000
         10,000   Marion County Hospital Improvement, Pooled Lease Program, 3.07%, 11/1/21(a)                      10,000
        690,000   Middleburgh Heights for Southwest General Hospital, 3.07%, 8/15/22(a)                           690,000
      6,800,000   Ohio Air Quality DAR for Columbus Southern, Series C, 3.07%, 12/1/38(a)                       6,800,000
        100,000   Ohio Air Quality DAR for Ohio Edison, Series A, 2.95%, 2/1/14(a)                                100,000
      2,000,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.01%, 6/1/23(a)                          2,000,000
      1,330,000   Ohio Higher EFA for Ashland University, 3.08%, 9/1/24(a)                                      1,330,000
        100,000   Ohio State EFA for Western University. 2.93%, 10/1/31(a)                                        100,000
        700,000   Ohio WDA PCR for Cleveland Electric, Series B, 3.00%, 8/1/20(a)                                 700,000
        200,000   Ohio WDA PCR for Edison Project B, 3.06%, 9/1/18(a)                                             200,000
      3,100,000   Paulding County Waste Disposal for Lafarge Corporation, 2.94%, 8/1/26(a)                      3,100,000
        200,000   Toledo City Services Special Assessment, 3.03%, 12/1/06(a)                                      200,000
                                                                                                          ---------------
                                                                                                               42,160,000
                                                                                                          ---------------
                  OKLAHOMA--0.0%^
        500,000   Oklahoma City for Christian College, 3.25%, 7/1/15(a)                                           500,000
                                                                                                          ---------------
                  OREGON--0.0%^
        500,000   Portland MFH for South Park, 3.02%, 12/1/11(a)                                                  500,000
                                                                                                          ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  PENNSYLVANIA--8.4%
$     3,500,000   Allegheny Higher Education for Carnegie Mellon University, 2.98%, 12/1/33(a)            $     3,500,000
        250,000   Chartiers Valley IDR, 3.06%, 8/1/07(a)                                                          250,000
      1,750,000   Delaware County IDR for Sun, Inc., 3.00%, 11/1/33(a)                                          1,750,000
     10,900,000   Emmaus General Authority Revenue, Series G-18, 3.01%, 3/1/24(a)                              10,900,000
        775,000   Lawrence County for Villa Maria, 3.06%, 7/1/33(a)                                               775,000
      1,215,000   Lebanon County HCF for ECC Retirement Village, 3.08%, 10/15/25(a)                             1,215,000
      3,000,000   Lehigh County IDA, 3.00%, 12/1/15(a)                                                          3,000,000
      2,000,000   Manheim School District, 3.03%, 5/1/23(a)                                                     2,000,000
      1,900,000   Montgomery County for Higher Ed. William Penn Charter, 3.06%, 9/15/31(a)                      1,900,000
        200,000   Pennnsylvania State HEFA, 2.61%, 11/1/14(a)                                                     200,000
      1,460,000   Pennsylvania EDA for B & W Ebensburg Project, 3.02%, 12/1/11(a)                               1,460,000
     28,000,000   Pennsylvania Turnpike, Series A3, 2.98%, 12/1/30(a)                                          28,000,000
      1,600,000   Philadelphia IDR for Fox Chase Cancer Center Project, 2.98%, 7/1/25(a)                        1,600,000
     10,705,000   Quakertown Pennsylvania General Authority Revenue, 3.05%, 7/1/26(a)                          10,705,000
      1,000,000   Scranton Redevelopment Authority Revenue for Parking Facility, 3.08%, 6/1/33(a)               1,000,000
         70,000   South Fork Conemaugh Health System Series A, 2.90%, 7/1/28(a)                                    70,000
     14,000,000   Westmoreland County Redstone Highlands, 3.05% - 3.06%, 1/1/36(a)                             14,000,000
      3,935,000   Wilkens Area IDA for Fairview Extended Care, Series B, 3.00%, 1/1/21(a)                       3,935,000
                                                                                                          ---------------
                                                                                                               86,260,000
                                                                                                          ---------------
                  PUERTO RICO--0.6%
        159,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                                      159,000
      6,460,000   Puerto Rico Highway & Transportation Authority, Series A, 2.93%, 7/1/28(a)                    6,460,000
                                                                                                          ---------------
                                                                                                                6,619,000
                                                                                                          ---------------
                  TENNESSEE--0.0%^
        695,000   Chattanooga IDA for Baylor School, 3.05%, 11/1/16(a)                                            695,000
                                                                                                          ---------------
                  TEXAS--1.2%
      3,700,000   Harris County IDA for Baytank Houston, Inc., 2.98%, 2/1/20(a)                                 3,700,000
      8,000,000   Travis County Querencia Barton Creek, Series C, 3.05%, 11/15/35(a)                            8,000,000
                                                                                                          ---------------
                                                                                                               11,700,000
                                                                                                          ---------------
                  UTAH--0.2%
      2,000,000   Utah Transit Authority Sales Tax Revenue, Series B, 3.03%, 9/1/32(a)                          2,000,000
                                                                                                          ---------------
                  VIRGINIA--2.5%
      4,015,000   Alexandria County IDA for Goodwin House, 2.96%, 10/1/35(a)                                    4,015,000
      1,300,000   Arlington County Virginia Rev for Ballston Public Parking, 3.02%, 8/1/17(a)                   1,300,000
        600,000   Chesapeake County IDA for Cheaspeake General Hospital, Series B, 3.00%, 7/1/31(a)               600,000
        925,000   Clarke County IDA for Winchester Medical Center, 3.06%, 1/1/30(a)                               925,000
      1,100,000   Fairfax County EDA Smithsonian Institute, 3.02%, 12/1/33(a)                                   1,100,000
        650,000   Hampton County MFH for Shoreline Apartments, 3.00%, 12/1/19(a)                                  650,000
        250,000   Henrico County EDA for Westminster Centerbury, Series B, 3.05%, 7/1/08(a)                       250,000
      1,200,000   Henrico County EDA for White Oaks Ltd Project, 3.03%, 10/1/27(a)                              1,200,000
      2,200,000   King George Garnet Inc. Project, 3.10%, 9/01/21(a)                                            2,200,000
        900,000   Norfolk IDR for Hospital Facilities-Children, 3.05%, 6/1/20(a)                                  900,000
        850,000   Peninsula Port Authority for Dominion Terminal, 3.00%, 7/1/16(a)                                850,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS (CONTINUED)

                  VIRGINIA (CONTINUED)
$     2,045,000   Portsmouth Redevelopment HSG Multifamily, 3.05%, 6/1/30(a)                              $     2,045,000
      9,705,000   University of Virginia, Series A, 3.03%, 6/1/34(a)(c)                                         9,705,000
                                                                                                          ---------------
                                                                                                               25,740,000
                                                                                                          ---------------
                  WASHINGTON--1.5%
     15,000,000   Washington State, GO, 2.88%, 6/1/20(a)                                                       15,000,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $1,019,193,268)                                         99.5%    1,019,193,268
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                             0.0            (8,567)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                 0.0            (1,561)
                  OTHER ASSETS, LESS LIABILITIES                                                    0.5         5,129,757
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $ 1,024,312,897
                                                                                                  =====   ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
                  BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND
                  EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                  283,530,413 SHARES CLASS R                                                              $          1.00
                                                                                                          ===============
                  36,246,483 SHARES CLASS TREASURER'S TRUST                                               $          1.00
                                                                                                          ===============
                  10,028 SHARES CLASS 75                                                                  $          1.00
                                                                                                          ===============
                  1,329,456 SHARES CLASS 70                                                               $          1.00
                                                                                                          ===============
                  483,664 SHARES CLASS 45                                                                 $          1.00
                                                                                                          ===============
                  36,220,811 SHARES CLASS 25                                                              $          1.00
                                                                                                          ===============
                  104,021 SHARES CLASS 15                                                                 $          1.00
                                                                                                          ===============
                  10,189 SHARES CLASS 12                                                                  $          1.00
                                                                                                          ===============
                  666,377,832 SHARES CLASS 8                                                              $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--96.7%

                  CALIFORNIA--96.7%
$       395,000   Alameda Contra Costa Capitol Improvements Ser F 3.09%, 08/01/23(a)                      $       395,000
      2,200,000   California Statewide CDA for Early Education Community
                  Center 3.02%, 09/01/31(a)                                                                     2,200,000
      3,000,000   California State GO Sub Ser A-1, 3.07% 5/01/40(a)                                             3,000,000
      1,000,000   California State GO Sub Ser A-2, 3.07% 5/01/40(a)                                             1,000,000
      3,000,000   California HFA Revenue Ser P, 3.09%, 2/01/27(a)                                               3,000,000
      3,720,000   Cailfornia Infra & Econ Dev Sri Intl Ser A, 3.00%, 09/01/28(a)                                3,720,000
      2,820,000   California Poll Cntrl Colmac Energy Ser A, 2.97%, 12/01/16(a)                                 2,820,000
      4,000,000   California Poll Ctl Wadham Energy Lp 2.96%, 11/01/17(a)                                       4,000,000
        775,000   California Ssc Fin Cops Cap Impts Ser C, 2.90%, 07/01/22(a)                                     775,000
      2,900,000   California State Econ Recovery Ser C-7, 2.95%, 07/01/23(a)                                    2,900,000
      1,400,000   California State Wt Res Power Supply Rev., Ser B-3, 2.94%, 5/01/22(a)                         1,400,000
      7,390,000   California State Dept Of Water Water Supply, 3.00%, 05/01/22(a)                               7,390,000
      6,600,000   California Statewide CDA Covenant Retirement Cm, 2.99%, 12/01/25(a)                           6,600,000
      2,175,000   Chula Vista Charter City for Home Depot, Inc., 2.93%, 12/01/10(a)                             2,175,000
      6,900,000   Dublin Calif Multi HSG Park Sierra Ser A, 2.99%, 06/01/28(a)                                  6,900,000
      1,000,000   Fremont Calif COP Improvement Financing PJ 3.01%, 08/01/30(a)                                 1,000,000
      1,400,000   Fremont Calif COP Police Fac Refining Proj., 3.01%, 08/01/28(a)                               1,400,000
        700,000   Irvine Assmnt Dist Impt Bd Act 1915 94-13, 2.95%, 9/02/22(a)                                    700,000
      1,500,000   Irvine Calif, Assmnt Dist #97-16, 2.95%, 9/02/22(a)                                           1,500,000
      2,346,000   Irvine Calif, Imp Bd Dist # 0-18 Ser A, 2.95%, 9/02/26(a)                                     2,346,000
      2,200,000   Irvine Ranch Calif, Wtr Dist, 2.95%, 10/01/10(a)                                              2,200,000
        900,000   Irvine Ranch Calif, Wtr Dist, 2.94%, 8/01/16(a)                                                 900,000
        775,000   Irvine Ranch Calif, Wtr 3.00%, 8/01/09(a)                                                       775,000
      4,500,000   Long Beach Calif, Hbr Rev, Ser A, 2.98%, 05/15/27(a)                                          4,500,000
      2,400,000   Los Angeles Calif, Community Redev Multifamily HSG,
                  Series A, 2.98%, 12/01/38(a)                                                                  2,400,000
      4,000,000   Los Angeles Calif MFH Grnd Promenade Proj, 2.98%, 4/01/32(a)                                  4,000,000
      1,300,000   Metro Dist So, California Waterworks Rev Ser-B-2, 3.01%, 07/01/28(a)                          1,300,000
      1,000,000   Ontario Calif, Mfh Park Centre Partn., 3.02%, 8/01/07(a)                                      1,000,000
      1,665,000   Orange County Sanitation Authority, 2.97%, 8/01/13(a)                                         1,665,000
      3,100,000   Riverside County for TylerSpring Apartments, Series C, 2.96%, 9/01/14(a)                      3,100,000
      4,000,000   San Francisco MFHR for Filmore Center, Series B, 3.02%, 08/01/31(a)                           4,000,000
      1,400,000   Santa Ana Calif, Uni School Dist., 2.96%, 7/01/15(a)                                          1,400,000
      4,500,000   Santa Clara Calif, El Cammo Hosp. District., 3.06%, 8/01/15(a)                                4,500,000
      3,800,000   Stockton California HCF for Dameron Hosp., Series A, 3.00%, 12/01/32(a)                       3,800,000
      6,400,000   Turlock Irrigation Disrict Transportation Ser A, 2.95%, 1/01/31(a)                            6,400,000
      1,200,000   Tustin California Impt 1915 Reassmnt Dist No. 95-2, 2.95%, 9/02/2013(a)                       1,200,000
                                                                                                          ---------------
                                                                                                               98,361,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $98,361,000)                                            96.7%       98,361,000
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                             0.0            (2,231)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                 0.0              (558)
                  OTHER ASSETS, LESS LIABILITIES                                                    3.3         3,410,438
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $   101,768,649
                                                                                                  =====   ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  101,768,649 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                  $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--81.4%

                  CONNECTICUT--73.7%
$     1,200,000   Connecticut DAR for Independent Living, 2.97%, 7/1/15(a)                                $     1,200,000
      2,150,000   Connecticut DAR for Pierce Memorial Baptist, 2.97%, 10/1/28(a)                                2,150,000
      1,200,000   Connecticut State DAR for Solid Waste, 3.01%, 8/1/23(a)                                       1,200,000
      1,200,000   Connecticut HEFA for Edgehill Health, Series C, 2.86%, 7/1/27(a)                              1,200,000
      1,200,000   Connecticut HEFA for Hotchkiss School, Series A, 2.98%, 7/1/30(a)(c)                          1,200,000
        600,000   Connecticut HEFA for Kingswood-Oxford School, 3.00%, 7/1/30(a)                                  600,000
      1,200,000   Connecticut HEFA for Klingberg Family Center, 3.01%, 7/1/32(a)                                1,200,000
      1,000,000   Connecticut HEFA for Yale University Series T-2, 3.00%, 07/1/29(a)(c)                         1,000,000
        200,000   Connecticut HEFA for Yale University, Series V-1, 2.90%, 7/1/36(a)(c)                           200,000
      1,800,000   Connecticut HFA, Sub Series D-3, 3.03%, 5/15/33(a)                                            1,800,000
      2,100,000   Connecticut Special Tax Obligation for Transportation
                  Infrastructure, 3.03%, 9/1/20(a)                                                              2,100,000
      1,205,000   Connecticut State GO Series 1-A, 3.03%, 2/15/21(a)                                            1,205,000
      1,200,000   Hartford Redev. Agency MHR for Underwood Towers Project, 3.00%, 6/1/20(a)                     1,200,000
        500,000   New Canaan Housing Authority for Geer Woods Project, 3.03%, 8/1/31(a)                           500,000
      1,200,000   New Canaan Housing Authority for Village at Waveny Care
                  Center, 2.96%, 1/1/22(a)                                                                      1,200,000
      1,200,000   Shelton County HFA for Crosby Commons Project, 3.08%, 1/1/31(a)                               1,200,000
                                                                                                          ---------------
                                                                                                               19,155,000
                                                                                                          ---------------
                  PUERTO RICO--7.7%
      2,000,000   Puerto Rico Government Bank, 2.85%, 12/1/15(b)                                                2,000,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $21,155,000)                                            81.4%       21,155,000
                  OTHER ASSETS, LESS LIABILITIES                                                   18.6         4,820,025
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $    25,975,025
                                                                                                  =====   ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  25,975,025 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $21,155,000)                                  $    21,155,000
                  Cash                                                                                          4,766,172
                  Interest receivable                                                                              58,211
                  Fund shares Sold                                                                                    186
                                                                                                          ---------------
                  Total Assets                                                                                 25,979,569
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                             2,651
                  Distribution (12b-1) fees payable                                                                   839
                  Income dividend payable                                                                             977
                  Chief Compliance Officer salary expense                                                              77
                                                                                                          ---------------
                  Total Liabilities                                                                                 4,544
                                                                                                          ---------------
                  NET ASSETS                                                                              $    25,975,025
                                                                                                          ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 25,975,025
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                              $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--88.4%

                  FLORIDA--86.8%
$     4,140,000   Alachua County HFA for Oak Hammock University, 3.03%, 10/1/32(a)                        $     4,140,000
      2,000,000   Broward County Florida EFA, City College Project, 3.05%, 11/1/31(a)                           2,000,000
      1,930,000   Broward County HFA for Jacaranda Village Apartments, 3.00%, 9/1/22(a)                         1,930,000
      3,135,000   Capital Finance Authority for Glenride Palmer Ranch, 3.03%, 6/1/12(a)                         3,135,000
      3,340,000   Collier County for Cleveland Health Clinic, 2.98%, 1/1/35(a)                                  3,340,000
      1,925,000   Dade County IDA for Dolphins Stadium, Series C, 2.93%, 1/1/16(a)                              1,925,000
      2,100,000   Dade County Water Service, 2.97%, 10/5/22(a)                                                  2,100,000
      1,200,000   Duval County HFA for Lighthouse Bay Apartments, 3.04%, 12/1/32(a)                             1,200,000
      1,600,000   Florida Higher Educational Facilities Authority for St Thomas
                  University, 3.00%, 1/1/19(a)                                                                  1,600,000
      2,000,000   Florida HFC Multifamily for Bridgewater Club, 3.02%, 6/1/34(a)                                2,000,000
      1,130,000   Florida HFC Multifamily for Magnolia Pointe Apartments, 3.10%, 6/1/39(a)                      1,130,000
      1,000,000   Jacksonville Florida HFA, Series A, 3.00%, 8/15/33(a)                                         1,000,000
      2,080,000   Jacksonville Florida Dist Energy System Ser A, 3.00%, 10/1/34(a)                              2,080,000
      1,295,000   Lee County IDA for Bonita Community Health Services, Series A, 3.06%, 12/1/29(a)              1,295,000
      1,100,000   Manatee County PCR for Florida Power & Light, 3.00%, 9/1/24(a)                                1,100,000
      4,300,000   Miami Dade County IDA for Airis Miami LLC, Series A, 3.08%, 10/15/25(a)                       4,300,000
      1,185,000   Orange County YMCA, Series A, 3.10%, 5/1/27(a)                                                1,185,000
      1,500,000   Palm Beach County for Morse Obligation Group, 3.07%, 5/1/33(a)                                1,500,000
      2,200,000   Palm Beach County for Raymond F Kravis Center Project, 2.98%, 7/1/32(a)                       2,200,000
      1,800,000   Palm Beach County for School Board, Series B, 3.03%, 8/1/27 (a)                               1,800,000
      1,000,000   Pinellas County HFA, 3.05%, 11/1/15(a)                                                        1,000,000
      2,000,000   Port Orange for Palmer College, 3.07%, 10/1/32(a)                                             2,000,000
      1,000,000   Putnam County Dev. Authority PCR for Florida Power & Light, 3.00%, 9/1/24(a)                  1,000,000
        200,000   Seminole County IDA HCF for Florida Living Nursing, 3.24%, 2/1/11(a)                            200,000
        400,000   University of North Florida Capital Improvements Project, 3.09%, 11/1/24(a)                     400,000
        700,000   Volusia County IDR for Easter Seal Society of Volusia, 3.15%, 9/1/21(a)                         700,000
                                                                                                          ---------------
                                                                                                               46,260,000
                                                                                                          ---------------
                  PUERTO RICO--1.6%
        847,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(b)                                      847,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $47,107,000)                                            88.4%       47,107,000
                  OTHER ASSETS, LESS LIABILITIES                                                   11.6         6,177,071
                                                                                                  -----   ---------------

                  NET ASSETS                                                                      100.0%  $    53,284,071
                                                                                                  =====   ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 53,284,071
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                              $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $47,107,000)                                  $    47,107,000
                  Cash                                                                                          6,055,732
                  Interest receivable                                                                             122,220
                  Other assets                                                                                     10,238
                                                                                                          ---------------
                  Total Assets                                                                                 53,295,190
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                             6,496
                  Distribution (12b-1) fees payable                                                                 1,624
                  Other liabilities                                                                                 2,999
                                                                                                          ---------------
                  Total Liabilities                                                                                11,119
                                                                                                          ---------------
                  NET ASSETS                                                                              $    53,284,071
                                                                                                          ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  53,284,071 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--94.4%

$       700,000   Massachusetts DFA for Briarwood Retirement Series A, 2.98%, 11/1/24(a)                  $       700,000
        800,000   Massachusetts DFA for Brooksby Village Project, 3.04%, 7/1/32(a)                                800,000
        445,000   Massachusetts DFA for Dean College, 3.00%, 10/1/29(a)                                           445,000
        720,000   Massachusetts DFA for Gann Academy Project, 2.54%, 6/1/32(a)                                    720,000
        700,000   Massachusetts DFA for Jewish Geriatric Services, 2.98%, 5/15/34(a)                              700,000
        655,000   Massachusetts DFA for Mystic Valley School, 3.05%, 6/15/08(a)                                   655,000
        800,000   Massachusetts DFA for Salem Community Corporation, 3.04%, 1/1/35(a)                             800,000
        800,000   Massachusetts DFA for Smith College, 3.02%, 7/1/24 - 7/1/29(a)(c)                               800,000
        800,000   Massachusetts DFA IDR for Ocean Spray Cranberries, 3.04%, 10/15/11(a)                           800,000
        800,000   Massachusetts DFA IDR for You Incorporated, 2.95%, 9/1/32(a)                                    800,000
        850,000   Massachusetts GO, Series 97-B, 3.00%, 9/1/16(a)                                                 850,000
        135,000   Massachusetts HEFA for Becker College, Series A-2, 3.16%, 7/1/09(a)                             135,000
        700,000   Massachusetts HEFA for Berklee College of Music, Series B, 2.87%, 10/1/27(a)                    700,000
        160,000   Massachusetts HEFA for Cap Asset Program, Series D, 2.94%, 1/1/35(a)                            160,000
        700,000   Massachusetts HEFA for Harvard University, Series Y, 2.80%, 7/1/35(a)(c)                        700,000
        700,000   Massachusetts HEFA for MIT, Series J-2, 2.93%, 7/1/31(a)(c)                                     700,000
        800,000   Massachusetts HEFA for Wellesley College, Series E, 2.93%, 7/1/22(a)(c)                         800,000
        700,000   Massachusetts HEFA for Williams College, Series E, 3.02%, 8/1/14(a)(c)                          700,000
      1,665,000   Massachusetts HFA for Single Family, 2.98%, 12/1/30(a)                                        1,665,000
        575,000   Massachusetts IFA for Lowell Mills Association, Series 95, 3.16%, 12/1/20(a)                    575,000
        600,000   Massachusetts IFA for Tech Mold & Tool, 3.07%, 6/1/18(a)                                        600,000
        700,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                                700,000
        630,000   Massachusetts WRA, Series B, 2.98%, 4/1/28(a)                                                   630,000
      1,250,000   Massachusetts WRA, Series C, 2.98%, 8/1/37(a)                                                 1,250,000
        200,000   Massachusetts WRA, Series C, 3.03%, 8/1/20(a)                                                   200,000
        200,000   Massachusetts WRA, Series D, 3.00%, 8/1/17(a)                                                   200,000
                                                                                                          ---------------
                                                                                                               17,785,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $17,785,000)                                            94.4%       17,785,000
                  OTHER ASSETS, LESS LIABILITIES                                                    5.6         1,048,081
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $    18,833,081
                                                                                                  =====   ===============

                          MASSACHUSETTS TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost* $17,785,000)                                 $    17,785,000
                  Cash                                                                                          1,001,244
                  Interest receivable                                                                              50,940
                                                                                                          ---------------
                  Total Assets                                                                                 18,837,184
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                             2,494
                  Distribution (12b-1) fees payable                                                                   623
                  Income dividend payable                                                                             930
                  Other liabilities                                                                                    56
                                                                                                          ---------------
                  Total Liabilities                                                                                 4,103
                                                                                                          ---------------
                  NET ASSETS                                                                              $    18,833,081
                                                                                                          ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 18,833,081
                  SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                              $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND

              SCHEDULE OF NET ASSETS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--97.8%

                  MICHIGAN--92.8%
$       600,000   Ann Arbor Michigan EDC, Glacier Inc. Pj, Series A, 2.63%, 11/1/25(a)                    $       600,000
      1,400,000   Detroit Michigan Sew Disp Rev Var, Series B, 3.00%, 7/1/33(a)                                 1,400,000
        400,000   Garden City HFA, Series 96-A, 3.08%, 9/1/26(a)                                                  400,000
        500,000   Grand Rapids Economic Development Corp, 3.05%, 6/1/12(a)                                        500,000
        400,000   Jackson County for Thrify Leoni Inc, Series A, 3.05%, 12/1/14(a)                                400,000
        600,000   Jackson County for Vista Grande Villa, Series A, 2.98%, 11/1/31(a)                              600,000
        700,000   Michigan State HFA for Hosp Equipment Ln Prog- A, 2.98%, 12/1/23(a)                             700,000
        700,000   Michigan HDA Multi-Family Revenue for River Place Apts., 2.99%, 6/1/18(a)                       700,000
        700,000   Michigan HDA Mult-Family Rev-Berrien Woods 111, Series A, 3.15%, 7/1/32(a)                      700,000
      1,160,000   Michigan Strategic Fund for Henry Ford Museum Village, 3.00%, 12/1/33(a)                      1,160,000
        300,000   Michigan Strategic Fund for M&P Cap LLC, Series A, 3.13%, 6/1/34(a)                             300,000
        600,000   Michigan Strategic Fund for Mot LLC, 3.07%, 12/1/34(a)                                          600,000
        700,000   Michigan State Stategic Fund Solid Waste Diso Rev, 3.03%, 1/1/14(a)                             700,000
        700,000   Michigan Strategic Fund for Haven Christian Services, 3.07%, 11/15/34(a)                        700,000
      1,080,000   Michigan State University Revenue, Series A, 3.00%, 8/15/32(a)                                1,080,000
        700,000   Milan Michigan Area Schools, 3.00%, 5/1/30(a)                                                   700,000
        500,000   Oakland County Michigan EDC for Ltd-Graph-Tech Inc, 3.13%, 4/1/28(a)                            500,000
        700,000   Oakland University, 3.06%, 3/1/31(a)                                                            700,000
        700,000   Wayne Charter County, Series A, 3.03%, 12/1/16(a)                                               700,000
                                                                                                          ---------------
                                                                                                               13,140,000
                                                                                                          ---------------
                  PUERTO RICO--5.0%
        700,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(b)                                      700,000
                                                                                                          ---------------
                                                                                                                  700,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $13,840,000)                                            97.8%       13,840,000
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                             0.0            (1,981)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                 0.0              (474)
                  OTHER ASSETS, LESS LIABILITIES                                                    2.2           318,821
                                                                                                  -----   ---------------

                  NET ASSETS                                                                      100.0%  $    14,156,366
                                                                                                  =====   ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  14,156,366 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

             STATEMENT OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--88.0%

                  NEW JERSEY--88.0%
$     1,160,000   Atlantic County Pooled Government Loan Program, 3.00%, 7/1/26(a)                        $     1,160,000
        450,000   Hudson County NJ Impt Auth Auth, 2.96%, 7/15/26(a)                                              450,000
      2,000,000   Monmouth County NJ Improv Auth, 2.90%, 8/1/16(a)                                              2,000,000
      2,400,000   New Jersey EDA for Bayonne Dock, 2.97%, 12/1/27(a)                                            2,400,000
      1,900,000   New Jersey EDA for Airis Newark Project, 2.98%, 1/1/19(a)                                     1,900,000
        800,000   New Jersey EDA for Foreign Trade, Series 98, 3.00%, 12/1/07(a)                                  800,000
      1,515,000   New Jersey EDA for RJB Associates, ERN, 3.01%, 8/1/08(a)                                      1,515,000
      1,915,000   New Jersey EDA for Church & Dwight, 2.98%, 12/1/08(a)                                         1,915,000
        400,000   New Jersey EDA for Solthaven Proj, Series A, 2.90%, 1/15/18(a)                                  400,000
      2,300,000   New Jersey EDA for Lawrence School Proj., Series B, 2.82%, 7/1/26(a)                          2,300,000
      2,000,000   New Jersey EDA for Newark Container LLC, 3.01%, 7/1/30(a)                                     2,000,000
        900,000   New Jersey Health Care Facs Financing Auth, Series A, 2.96%, 7/1/31(a)                          900,000
      1,400,000   New Jersey HCF Authority Cap Asset Ser A, 2.95%, 7/1/35(a)                                    1,400,000
      1,900,000   New Jersey EDA for Golf Asso, Project, 3.01%, 05/1/23(a)                                      1,900,000
      3,700,000   New Jersey EDA for Thermal Marina Energy LLC, Series A, 2.98%, 9/1/31(a)                      3,700,000
      1,960,000   New Jersey EDA for Geriatrics Housing Services Series P-J, 2.96%, 11/1/31(a)                  1,960,000
      2,000,000   New Jersey EDA for Huntington SCH Princeton, 3.01%, 11/1/34(a)                                2,000,000
      3,930,000   New Jersey Sports Authority Expo, Series C, 2.96%, 9/1/24(a)                                  3,930,000
      1,850,000   New Jersey State EFA- Princeton University, Series B, 2.90%, 7/1/21(a)(c)                     1,850,000
        560,000   New Jersey EDA for SCH Princeton Project, 2.75%, 07/1/22(a)                                     560,000
      1,900,000   New Jersey State HFA for Single Family Hsg., Series O, 3.08%, 10/1/26(a)                      1,900,000
      1,000,000   New Jersey Turnpike Authority, Series 91-D, 2.95%, 1/1/18(a)                                  1,000,000
      1,200,000   New Jersey Turnpike Authority, Series C-1, 2.90%, 1/1/24(a)                                   1,200,000
      3,300,000   Port Authority of New York & New Jersey Special
                  Obligation Revenue, 2.97%, 8/1/24(a)                                                          3,300,000
      2,000,000   Salem County New Jersey Impt Auth Rev- Friends Home
                  Woodstown, Inc., 3.00%, 4/1/34 (a)                                                            2,000,000
                                                                                                          ---------------
                                                                                                               44,440,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $44,440,000)                                            88.0%       44,440,000
                  OTHER ASSETS, LESS LIABILITIES                                                   12.0         6,041,905
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $    50,481,905
                                                                                                  =====   ===============

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $44,440,000)                                  $    44,440,000
                  Cash                                                                                          5,906,162
                  Interest receivable                                                                             146,355
                  Other assets                                                                                        105
                                                                                                          ---------------
                  Total Assets                                                                                 50,492,622
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                             6,674
                  Distribution (12b-1) fees payable                                                                 1,679
                  Other liabilities                                                                                   140
                  Income dividend payable                                                                           2,224
                                                                                                          ---------------
                  Total Liabilities                                                                                10,717
                                                                                                          ---------------

                  NET ASSETS                                                                              $    50,481,905
                                                                                                          ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  50,481,905 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--92.6%

                  OHIO--92.6%
$       500,000   Akron Bath Copley HDR for Summa Health System, Series B, 3.08%, 11/1/34(a)              $       500,000
        375,000   Allen County HCF for Mennonite Home, 3.05%, 2/1/18(a)                                           375,000
        800,000   Butler County HCF for Lifesphere, 3.25%, 5/1/27(a)                                              800,000
        500,000   Centerville HCR for Bethany Lutheran, 3.02%, 5/1/08(a)                                          500,000
        400,000   Cleveland Airport Systems Revenue, Series D, 3.02%, 1/1/27(a)                                   400,000
        600,000   Cleveland Income Tax Revenue, 2.87%, 1/1/27(a)                                                  600,000
        830,000   Cuyahoga County Cleveland Health, 3.06%, 3/1/32(a)                                              830,000
        490,000   Cuyahoga County for S&R Playhouse, 2.70%, 12/1/09(a)                                            490,000
        700,000   Cuyahoga County HCF for Devon Oaks, 3.05%, 2/1/34(a)                                            700,000
        700,000   Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.08%, 7/1/31(a)                       700,000
        800,000   Evandale County IDR for SHV Realty Inc., 3.00%, 9/1/15(a)                                       800,000
        800,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                  Series A, 3.03%, 12/1/21(a)                                                                     800,000
      1,000,000   Geauga County for Heather Hill Inc, 3.04%, 7/1/23(a)                                          1,000,000
        735,000   Greene County IDA for Fairview, Series B, 3.00%, 1/1/11(a)                                      735,000
        655,000   Hamilton County HRB for Alliance Health, Series A, 2.87%, 1/1/18(a)                             655,000
        195,000   Kent State University Receipts, 3.06%, 5/1/31(a)                                                195,000
      1,480,000   Licking County HCF, 3.05%, 11/1/33(a)                                                         1,480,000
        935,000   Middleburgh Heights HR for Southwest General Health, 3.07%, 8/15/22(a)                          935,000
        700,000   Ohio Air Quality DAR for Columbus Southern, Series C, 3.07%, 12/1/38(a)                         700,000
        570,000   Ohio State Higher Educational Facility Revenue for Ashland Univ.
                  3.08%, 9/1/24(a)                                                                                570,000
        900,000   Ohio State Higher Educational Facility Revenue for Western Univ.
                  3.01%, 10/1/31(a)                                                                               900,000
        600,000   Ohio State University, 2.95%, 12/1/17 - 12/1/27(a)(c)                                           600,000
        700,000   Ohio WDA PCR for Cleveland Electric, Series B, 3.00%, 8/1/20(a)                                 700,000
        800,000   Ohio WDA PCR for Edison Project B, 3.06%, 9/1/18(a)                                             800,000
        800,000   Paulding County Waste Disposal for Lafarge Corporation, 2.94%, 8/1/26(a)                        800,000
        800,000   Toledo City Services Special Assessment, 3.03%, 12/1/06(a)                                      800,000
        500,000   Toledo County Port Authority, 3.05%, 15/15/38(a)                                                500,000
                                                                                                          ---------------
                                                                                                               18,865,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $18,865,000)                                            92.6%       18,865,000
                  OTHER ASSETS, LESS LIABILITIES                                                    7.4         1,513,321
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $    20,378,321
                                                                                                  =====   ===============

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $18,865,000)                                  $    18,865,000
                  Cash                                                                                          1,467,471
                  Interest receivable                                                                              48,404
                                                                                                          ---------------
                  Total Assets                                                                                 20,380,875
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                               824
                  Distribution (12b-1) fees payable                                                                   662
                  Income dividend payable                                                                           1,004
                  Other liabilities                                                                                    64
                                                                                                          ---------------
                  Total Liabilities                                                                                 2,554
                                                                                                          ---------------
                  NET ASSETS                                                                              $    20,378,321
                                                                                                          ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  20,378,321 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

             STATEMENT OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--90.4%

                  PENNSYLVANIA--90.4%
$       790,000   Allentown IDA for Diocese of Alletown 2.98%, 12/1/29(a)                                 $       790,000
      2,200,000   Allegheny Higher Education for Carnegie Mellon University, 2.98%, 12/1/33(a)                  2,200,000
      1,800,000   Allegheny IDA for UPMC Health Systems, Series C, 3.05%, 3/1/15(a)                             1,800,000
        200,000   Berks County IDR for Visiting Nurse Services, Series A, 3.15%, 12/1/15(a)                       200,000
        645,000   Berks County IDR for Visiting Nurse Services, Series A, 3.30%, 12/1/15(a)                       645,000
      3,800,000   Bucks County IDA for Shv Real Estate Inc, 3.00%, 7/1/15(a)                                    3,800,000
         64,000   Chartiers Valley IDR, 3.06%, 8/1/07(a)                                                           64,000
      1,585,000   Cumberland County PA, 3.03%, 12/1/32(a)                                                       1,585,000
      1,600,000   Chester County IDA for Archdiocese, 2.98%, 7/1/31(a)                                          1,600,000
        700,000   Delaware County IDR for Sun, Inc., 3.00%, 11/1/33(a)                                            700,000
      2,000,000   Emmaus General Authority Revenue, Series G, 3.01%, 3/1/24(a)                                  2,000,000
        700,000   Indiana County IDA for Conemaugh 3.00%, 6/1/27(a)                                               700,000
      1,480,000   Lawrence County IDA for Var Villa Maria PJ., 3.06%, 7/1/33(a)                                 1,480,000
      1,965,000   Lebanon County HCF for ECC Retirement Village, 3.08%, 10/15/25(a)                             1,965,000
      2,000,000   Lehigh County IDA, 3.00%, 12/1/15(a)                                                          2,000,000
      2,000,000   Manheim School District, 3.03%, 5/1/23(a)                                                     2,000,000
        430,000   Montgomery County IDR for Girl Scouts of Southeastern PA, 3.15%, 2/1/25(a)                      430,000
      1,445,000   Fork PA, Conemaugh Health System Series A, 2.90%, 7/1/28(a)                                   1,445,000
      2,000,000   Pennsylvania EDA for B & W Ebensburg Project, 3.02%, 12/1/11(a)                               2,000,000
      1,600,000   Pennsylvania Higher Education Agency for Ebensburg Project, 3.03%, 1/1/18(a)                  1,600,000
      1,800,000   Pennsylvania HEFA for Temple University, 3.03%, 11/1/14(a)                                    1,800,000
      2,000,000   Pennsylvania Turnpike, Series A3, 2.98%, 12/1/30(a)                                           2,000,000
      1,300,000   Philadelphia Housing and Higher Education Authority for
                  Childrens Hospital, 2.98%, 7/1/31(a)                                                          1,300,000
      1,490,000   Philadelphia IDR for Fox Chase Cancer Center Project, 2.98%, 7/1/25(a)                        1,490,000
      1,710,000   Quakertown Pennsylvania General Authority Revenue, 3.05%, 7/1/26(a)                           1,710,000
      2,595,000   Schuylkill County IDA for Northeastern Power, 3.04%, 12/1/22(a)                               2,595,000
      2,000,000   Washington County, 2.99%, 7/1/34(a)                                                           2,000,000
      2,000,000   Westmoreland County Redstone Highlands, 3.06%, 1/1/36(a)                                      2,000,000
      1,275,000   Wilkins Area IDA for Fairview Extended Care, Series B, 3.00%, 1/1/21(a)                       1,275,000
                                                                                                          ---------------
                                                                                                               45,174,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $45,174,000)                                            90.4%       45,174,000
                  OTHER ASSETS, LESS LIABILITIES                                                    9.6         4,772,440
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $    49,946,440
                                                                                                  =====   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost* $45,174,000)                                 $    45,174,000
                  Cash                                                                                          4,670,171
                  Interest receivable                                                                             112,238
                                                                                                          ---------------
                  Total Assets                                                                                 49,956,409
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                             6,162
                  Distribution (12b-1) fees payable                                                                 1,540
                  Accrued interest overdraft                                                                          123
                  Income dividend payable                                                                           2,015
                  Other liabilities                                                                                   129
                                                                                                          ---------------
                  Total Liabilities                                                                                 9,969
                                                                                                          ---------------

                  NET ASSETS                                                                              $    49,946,440
                                                                                                          ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  49,946,440 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--81.6%

                  VIRGINIA--71.6%
$       700,000   Alexandria County IDA for Goodwin House, 2.96%, 10/1/35(a)                              $       700,000
        700,000   Arlington County for Ballston Public Parking, 3.02%, 8/1/17(a)                                  700,000
        500,000   Charlottesville IDA for Seminole, Series B, 3.08%, 12/1/13(a)                                   500,000
        600,000   Chesapeake Virginia Hospital, Series B, 3.00%, 7/1/31(a)                                        600,000
        700,000   Clarke County IDR, 3.06%, 1/1/30(a)                                                             700,000
        700,000   Hampton MFH for Shoreline Apartments, 3.00%, 12/1/19(a)                                         700,000
        530,000   Hanover County IDA for Covenent Woods, 3.07%, 7/1/29(a)                                         530,000
        700,000   Henrico County EDA for Westminster Centerbury, Series B, 3.05%, 7/1/08(a)                       700,000
        700,000   Henrico County EDA (CITI-AMT)for White Oaks LTD Proj., 3.03%, 10/1/27(a)                        700,000
        700,000   King George County VA Inc. Proj.,3.10%, 9/01/21(a)                                              700,000
        700,000   Peninsula Port Authority for Dominion Terminal, 3.00%, 7/1/16(a)                                700,000
        555,000   Portsmouth Redev Marsh Landing PJ, Series A, 3.05%, 6/1/30(a)                                   555,000
      1,200,000   Richmond IDA for Cogentrix of Richmond Proj A, 3.10%, 12/1/17(a)                              1,200,000
      1,100,000   University of Virginia Revenue, Series A, 3.03%, 6/1/34(a)(c)                                 1,100,000
                                                                                                          ---------------
                                                                                                               10,085,000
                                                                                                          ---------------
                  PUERTO RICO--10.0%
        700,000   Puerto Rico Government Bank, 2.85%, 12/1/15(b)                                                  700,000
        700,000   Puerto Rico Highway & Transportation Authority, Series A, 2.93%, 7/1/28(b)                      700,000
                                                                                                          ---------------
                                                                                                                1,400,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $11,485,000)                                            81.6%       11,485,000
                  OTHER ASSETS, LESS LIABILITIES                                                   18.4         2,592,438
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $    14,077,438
                                                                                                  =====   ===============

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $11,485,000)                                  $    11,485,000
                  Cash                                                                                          2,565,640
                  Interest receivable                                                                              29,805
                                                                                                          ---------------
                  Total Assets                                                                                 14,080,445
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                             1,854
                  Distribution (12b-1) fees payable                                                                   464
                  Other liabilities                                                                                    38
                  Interest payable                                                                                    651
                                                                                                          ---------------
                  Total Liabilities                                                                                 3,007
                                                                                                          ---------------

                  NET ASSETS                                                                              $    14,077,438
                                                                                                          ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  14,077,438 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                   $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--99.2%

                  NEW JERSEY--2.9%
$     5,000,000   Port Authority of New York & New Jersey Versatile Structure, 2.97%, 8/1/24(a)           $     5,000,000
                                                                                                          ---------------
                  NEW YORK--96.0%
      4,900,000   Babylon IDR for Ogden Martin, 2.94%, 1/1/19(a)                                                4,900,000
        615,000   Bleecker HDC for Terrace Apt. Project S85, 3.07%, 7/1/15(a)                                     615,000
      3,670,000   Cattaraugus County IDA for YMCA, 3.11%, 9/1/28(a)                                             3,670,000
      1,000,000   Dutchess IDA for Trinity Pawling School, 3.03%, 10/1/32(a)                                    1,000,000
      2,550,000   Franklin County IDA Civic Facility for Trudeau Institute, 2.95%, 12/1/20(a)                   2,550,000
      2,400,000   Guilderland IDA for Eastern Industrial Park, Series 93-A, 2.95%, 12/1/08(a)                   2,400,000
      6,700,000   Jay Street Development Corp., Series A-1, 2.96%, 5/1/22(a)                                    6,700,000
      6,600,000   Long Island Power Authority Electric System Revenue, 2.95% - 2.97%, 5/1/33(a)                 6,600,000
      7,000,000   Metropolitan Transportation Authority, 3.03%, 11/1/35(a)                                      7,000,000
      2,200,000   Monroe County for Margaret Woodbury Strong Museum, 3.10%, 4/1/35(a)                           2,200,000
      1,500,000   Monroe County for St. Ann's Home Project, 2.96%, 7/1/30(a)                                    1,500,000
      4,860,000   Nassau County, 2.92%, 11/15/22(a)                                                             4,860,000
      4,100,000   New York City Cultural Resources for Asian Society, 3.02%, 4/1/30(a)                          4,100,000
      8,000,000   New York City DAR for Greenwich LLC, Series, 2.99% 12/1/39(a)                                 8,000,000
      5,300,000   New York City IDA for American Society for Technion, 2.94%, 10/1/33(a)                        5,300,000
      4,000,000   New York City IDA for Childrens Oncology Society, 2.97%, 5/1/21(a)                            4,000,000
      6,000,000   New York City IDA for Korean Airlines, Series A, 2.99%, 11/1/24(a)                            6,000,000
      5,000,000   New York City IDA for Liberty, 3.03%, 12/1/39(a)                                              5,000,000
     13,000,000   New York City WFA, Series G, 2.97%, 6/15/25(a)                                               13,000,000
      2,600,000   New York City, GO Series A4, 2.97%, 8/1/23(a)                                                 2,600,000
      7,220,000   New York City, GO Series A4, 3.00%, 8/1/21(a)                                                 7,220,000
      7,000,000   New York City, TFA, Series H3, 2.98%, 11/1/22(a)                                              7,000,000
      1,500,000   New York State Energy Resources and Development, 3.02%, 12/1/27(a)                            1,500,000
      8,200,000   New York State HFA for 10 Liberty Street, 2.95%, 5/1/35(a)                                    8,200,000
     12,000,000   New York State HFA, 2.98% - 3.00%, 11/1/34(a)                                                12,000,000
      2,175,000   New York State IDA for Rotterdam, 2.95%, 11/1/09(a)                                           2,175,000
      6,000,000   New York State LGAC., Series D, 2.94%, 4/1/25(a)                                              6,000,000
      6,000,000   New York State R&D Con Ed, Series C-2, 2.98%, 11/1/39(a)                                      6,000,000
      3,665,000   Schenectady County IDA for Sunnyview Hospital & Rehab.,
                  Series A, 3.06%, 8/1/33(a)                                                                    3,665,000
      4,610,000   Tompkins County IDA for Kendal Ithaca Community Care,
                  Series B, 2.96%, 7/1/24(a)                                                                    4,610,000
      7,100,000   Triborough Bridge & Tunnel Authority, Series F, 3.03%, 11/1/32(a)                             7,100,000
      6,320,000   Westchester IDA for Catherine Field Home, 3.01%, 1/1/31(a)                                    6,320,000
      3,400,000   Yonkers IDA Civic Facility for Consumers Union, 3.00%, 7/1/21(a)                              3,400,000
                                                                                                          ---------------
                                                                                                              167,185,000
                                                                                                          ---------------
                  PUERTO RICO--0.3%
        500,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(b)                                      500,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $172,685,000)                                           99.2%  $   172,685,000
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                            (0.0)^          (3,815)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                                (0.0)^            (954)
                  OTHER ASSETS, LESS LIABILITIES                                                    0.8         1,400,103
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $   174,080,334
                                                                                                  =====   ===============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                  174,080,334 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                  $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--80.2%

                  LOUISIANA--65.6%
$        65,000   Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.00%, 8/1/07(a)             $        65,000
        121,000   Louisiana Environment Facilities Community DAR, Series A, 3.06%, 11/1/34(a)                     121,000
         65,000   Louisiana PFA for Kenner Hotel Limited, 2.94%, 12/1/15(a)                                        65,000
         65,000   Louisiana PFA, Equipment Facs, 3.60%, 7/1/33(a)                                                  65,000
         65,000   Louisiana PFA, Multi-family, 3.06%, 6/15/31(a)                                                   65,000
         65,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC,
                  Series A, 3.00%, 9/1/17(a)                                                                       65,000
        125,000   Port of New Orleans Cold Storage Project, 3.10%, 11/1/22(a)                                     125,000
        118,000   South Louisiana Port Marine Term. for Occidental Petroleum
                  Corp., 2.98%, 7/1/18(a)                                                                         118,000
        106,000   South Louisiana Port Marine Term. for Occidental Petroleum
                  Corp., 3.00%, 7/1/21(a)                                                                         106,000
         65,000   South Louisiana Port Marine Term. for Holnam Project., 3.04%, 1/1/27(a)                          65,000
                                                                                                          ---------------
                                                                                                                  860,000
                                                                                                          ---------------
                  PUERTO RICO--14.6%
        126,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(b)                                      126,000
         65,000   Puerto Rico Highway & Transportation Authority, Series A, 2.93%, 07/1/28(b)                      65,000
                                                                                                          ---------------
                                                                                                                  191,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $1,051,000)                                             80.2%        1,051,000
                  OTHER ASSETS, LESS LIABILITIES                                                   19.8           259,177
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $     1,310,177
                                                                                                  =====   ===============

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Inverstment in securities, at value (Cost $1,051,000)                                   $     1,051,000
                  Cash                                                                                            256,487
                  Inerest receivable                                                                                2,788
                                                                                                          ---------------
                  Total Assets                                                                                  1,310,275
                                                                                                          ---------------
                  LIABILITIES
                  Income dividend payable                                                                              88
                  Interest payable                                                                                     10
                                                                                                          ---------------
                  Total Liabilities                                                                                    98
                                                                                                          ---------------
                  NET ASSETS                                                                              $     1,310,177
                                                                                                          ===============

                  NET ASSETS VALVE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  1,310,177 SHARES OF BENEFICAL INTEREST, $.001 PAR VALUE OUTSTANDING                     $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL                                                                                                  VALUE
    AMOUNT                                                                                                   (NOTE 1)
---------------                                                                                           ---------------
                  TAX-EXEMPT OBLIGATIONS--80.0%

                  MINNESOTA--67.8%
$       200,000   Andover Senior Housing for Presbyterian Homes, 3.05%, 11/15/33(a)                       $       200,000
        100,000   Brooklyn Center for Brookdale Corp II, 3.08%, 12/1/14(a)                                        100,000
        100,000   Cohasset for Minnesota Power & Light, Project B, 3.07%, 6/1/13(a)                               100,000
        100,000   Mankato Multi-family Revenue for Highland Park, 3.08%, 5/1/27(a)                                100,000
         65,000   Minnesota Health for Fairview Health Services, 2.97%, 11/15/32(a)                                65,000
         26,000   Minnesota HEFA for St. Olaf College, 3.03%, 10/1/30(a)                                           26,000
         93,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 3.03%, 10/1/32(a)                              93,000
        125,000   Minnesota Revenue for People Serving People Project, 3.08%, 10/1/21(a)                          125,000
        119,000   Minnesota Housing Finance Agency, Series C, 3.08%, 1/1/35(a)                                    119,000
        177,000   Minnesota HEFA for Carleton College, Series 6D, 3.02%, 4/1/35(a)                                177,000
         63,000   Roseville Commercial Dev. Revenue for Berger Transfer & Storage, 3.00%, 12/1/15                  63,000
         85,000   St. Louis Park Revenue for Catholic Finance Corp., 3.06%, 10/1/25(a)                             85,000
        110,000   St. Paul Housing & Redev. Authority District Heating Revenue, 2.38%, 12/1/12(a)                 110,000
        119,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.05%, 10/1/33(a)                   119,000
         34,000   St. Paul Housing & Redev. Authority for Public Radio Project, 3.03%, 6/16/10(a)                  34,000
        119,000   University of Minnesota, Series A, 3.09%, 7/1/08(a)(c)                                          119,000
                                                                                                          ---------------
                                                                                                                1,635,000
                                                                                                          ---------------
                  PUERTO RICO--12.2%
        119,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                                      119,000
        175,000   Puerto Rico Highway & Transportation Authority, Series A, 2.93%, 7/1/28(a)                      175,000
                                                                                                          ---------------
                                                                                                                  294,000
                                                                                                          ---------------

                  TOTAL INVESTMENTS (COST* $1,929,000)                                             80.0%        1,929,000
                  OTHER ASSETS, LESS LIABILITIES                                                   20.0           482,337
                                                                                                  -----   ---------------
                  NET ASSETS                                                                      100.0%  $     2,411,337
                                                                                                  =====   ===============

   RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2005 (UNAUDITED)

                  ASSETS
                  Investments in securities, at value (Cost $1,929,000)                                   $     1,929,000
                  Cash                                                                                            477,543
                  Interest receivable                                                                               5,265
                                                                                                          ---------------
                  Total Assets                                                                                  2,411,808
                                                                                                          ---------------
                  LIABILITIES
                  Comprehensive management fees payable                                                               311
                  Distribution (12b-1) fees payable                                                                    78
                  Income dividend payable                                                                              78
                  Other liabilities                                                                                     4
                                                                                                          ---------------
                  Total Liabilities                                                                                   471
                                                                                                          ---------------

                  NET ASSETS                                                                              $     2,411,337
                                                                                                          ===============
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  2,411,337 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                    $          1.00
                                                                                                          ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

 CDA -- Community Development Authority
 COP -- Certificate of Participation
 DAR -- Development Authority Revenue Bonds
 DFA -- Development Finance Agency
 EDA -- Economic Development Authority Revenue Bonds
 EDC -- Economic Development Corporation
 EFA -- Education Facilities Authority
  GO -- General Obligation Bonds
 HCF -- Health Care Facilities Revenue Bonds
 HDA -- Hospital Development Authority
 HDC -- Housing Development Corporation Bonds
 HDR -- Housing Development Revenue
HEFA -- Health & Education Facilities Authority
 HFA -- Housing Finance Authority Revenue Bonds
 HFC -- Housing Finance Corporation
 HRB -- Hospital Revenue Bonds
 IDA -- Industrial Development Authority Revenue Bonds
 IDR -- Industrial Development Agency Revenue Bonds
 IFA -- Industrial Finance Authority
LGAC -- Local Government Assistance Corp.
 MFH -- Multifamily Housing Revenue Bonds
MFHR -- Multifamily Facilities Housing Revenue Bonds
 MHR -- Multifamily Housing Revenue Bonds
 PCR -- Pollution Control Revenue Bonds
 PFA -- Public Finance Authority
 TFA -- Transitional Finance Authority
 WDA -- Water Development Authority
 WFA -- Water Finance Authority
 WRA -- Water Resource Authority
 WSR -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on November 30, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b) Securities are collateralized by bank letters of credit or other credit agreements.

(c)  Obligations of educational facilities.

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

^    Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                                                                     RESERVE TAX-EXEMPT TRUST
                                                                    ----------------------------------------------------------
                                                                     CALIFORNIA    CONNECTICUT      FLORIDA      MASSACHUSETTS
                                                                        FUND           FUND           FUND           FUND
                                                                    ------------   ------------   ------------   -------------
INTEREST INCOME (Note 1)                                            $  1,259,786   $    309,208   $    562,384   $     243,914
                                                                    ------------   ------------   ------------   -------------

EXPENSES (Note 2)
  Comprehensive management fees                                          419,585        102,796        179,151          79,328
  Distribution (12b-1) fees                                              104,729         25,699         44,788          19,909
  Interest expense                                                            --             --            433              --
  Other expense                                                              313             77            124              56
                                                                    ------------   ------------   ------------   -------------
    Total expenses before waiver                                         524,627        128,572        224,496          99,293
    Less: expenses waived (Note 2)                                            --             --             --              --
                                                                    ------------   ------------   ------------   -------------
    Net Expenses                                                         524,627        128,572        224,496          99,293
                                                                    ------------   ------------   ------------   -------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                             $    735,159   $    180,636   $    337,888   $     144,621
                                                                    ============   ============   ============   =============

                                                                                   RESERVE TAX-EXEMPT TRUST
                                                          -------------------------------------------------------------------------
                                                            MICHIGAN      NEW JERSEY        OHIO        PENNSYLVANIA     VIRGINIA
                                                              FUND           FUND           FUND            FUND           FUND
                                                          ------------   ------------   -------------   ------------   ------------
INTEREST INCOME (Note 1)                                  $    202,827   $    580,082   $     250,307   $    530,204   $    165,226
                                                          ------------   ------------   -------------   ------------   ------------

EXPENSES (Note 2)
  Comprehensive management fees                                 65,972        191,097          80,014        168,233         54,756
  Distribution (12b-1) fees                                     16,472         47,774          20,050         42,058         13,689
  Interest expense                                                  --             --              --            123             --
  Other expense                                                     48            140              64            130             38
                                                          ------------   ------------   -------------   ------------   ------------
    Total expenses before waiver                                82,492        239,011         100,128        210,544         68,483
    Less: expenses waived (Note 2)                                  --             --              --             --             --
                                                          ------------   ------------   -------------   ------------   ------------
    Net Expenses                                                82,492        239,011         100,128        210,544         68,483
                                                          ------------   ------------   -------------   ------------   ------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                   $    120,335   $    341,071   $     150,179   $    319,660   $     96,743
                                                          ============   ============   =============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                         RESERVE NEW YORK  ------------------------------------
                                                         TAX-EXEMPT TRUST    LOUISIANA             MINNESOTA
                                                         ----------------    MUNICIPAL             MUNICIPAL
                                                             NEW YORK       MONEY-MARKET          MONEY-MARKET
                                                               FUND             FUND                  FUND
                                                          --------------   --------------        --------------
INTEREST INCOME (Note 1)                                  $    2,098,633   $        8,988        $       21,812
                                                          --------------   --------------        --------------

EXPENSES (Note 2)
  Comprehensive management fees                                  702,459            2,922                 7,401
  Distribution (12b-1) fees                                      175,615              731                 1,851
  Interest expense                                                    --               --                    --
  Other expense                                                      513                2                     4
                                                          --------------   --------------        --------------
    Total expenses                                               878,587            3,655                 9,256
    Less: expenses waived (Note 2)                                    --           (1,854)                 (446)
                                                          --------------   --------------        --------------
    Net Expenses                                                 878,587            1,801                 8,810
                                                          --------------   --------------        --------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                   $    1,220,046   $        7,187        $       13,002
                                                          ==============   ==============        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

  INTEREST INCOME (Note 1)                             $ 14,137,238
                                                       ------------
EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                               1,069,431
    Class Treasurer's Trust                                 112,165
    Class 75                                                     28
    Class 70                                                  5,541
    Class 45                                                    661
    Class 25                                                 52,557
    Class 15                                                     78
    Class 12                                                      5
    Class 8                                                 319,932
  DISTRIBUTION (12b-1) FEES:
    Class R                                                 267,358
    Class 75                                                     10
    Class 70                                                  2,216
  Interest expense                                            2,073
  Other expense                                               3,175
                                                       ------------
    Total expenses before waiver                          1,835,230
    Less: expenses waived 2)                                     --
                                                       ------------
    Net Expenses                                          1,835,230
                                                       ------------
NET INVESTMENT INCOME, representing Net Increase in
  Net Assets from Investment Operations                $ 12,302,008
                                                       ============

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                     SIX MONTHS ENDED      YEAR ENDED
                                                     NOVEMBER 30,2005     MAY 31, 2005
                                                     ----------------    ---------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                              $     12,302,008    $    12,477,598
                                                     ----------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 1):
  Class R                                                  (1,984,320)        (1,904,802)
  Class Treasurer's Trust                                    (349,170)          (357,612)
  Class 75                                                        (99)                (2)
  Class 70                                                    (20,220)           (21,974)
  Class 45                                                     (3,121)              (158)
  Class 25                                                   (450,899)          (387,135)
  Class 15                                                     (1,203)            (1,570)
  Class 12                                                       (120)               (71)
  Class 8                                                  (9,492,856)        (9,804,274)
                                                     ----------------    ---------------
  Total dividends to shareholders                         (12,302,008)       (12,477,598)
                                                     ----------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          6,383,413,578      7,530,222,443
  Dividends reinvested                                     12,219,597         12,477,598
  Cost of shares redeemed                              (6,783,642,029)    (6,518,644,846)
                                                     ----------------    ---------------
                                                         (388,008,854)     1,024,055,195
                                                     ----------------    ---------------
  Net increase (decrease) in net assets                  (388,008,854)     1,024,055,195

NET ASSETS:
  Beginning of year                                     1,412,321,751        388,266,556
                                                     ----------------    ---------------
  End of year                                        $  1,024,312,897    $ 1,412,321,751
                                                     ================    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                   RESERVE TAX-EXEMPT TRUST
                                                               -----------------------------------------------------------------
                                                                       CALIFORNIA FUND                   CONNECTICUT FUND
                                                               -------------------------------   -------------------------------
                                                                 SIX MONTHS                        SIX MONTHS
                                                                   ENDED                             ENDED
                                                                NOVEMBER 30,      YEAR ENDED      NOVEMBER 30,      YEAR ENDED
                                                                    2005         MAY 31,2005          2005         MAY 31,2005
                                                               --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                                        $      735,159   $      718,269   $      180,636   $      141,646
                                                               --------------   --------------   --------------   --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1)                                     (735,159)        (718,269)        (180,636)        (141,646)
                                                               --------------   --------------   --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                                    204,163,955      450,880,899       43,193,629       64,118,583
  Dividends reinvested                                                729,895          718,269          179,659          141,646
  Cost of shares redeemed                                        (208,327,374)    (447,611,652)     (40,785,032)     (62,338,249)
                                                               --------------   --------------   --------------   --------------
                                                                   (3,433,524)       3,987,516        2,588,256        1,921,980
                                                               --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets                            (3,433,524)       3,987,516        2,588,256        1,921,980

NET ASSETS:
  Beginning of year                                               105,202,173      101,214,657       23,386,769       21,464,789
                                                               --------------   --------------   --------------   --------------
  End of year                                                  $  101,768,649   $  105,202,173   $   25,975,025   $   23,386,769
                                                               ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          RESERVE TAX-EXEMPT TRUST
                                          ----------------------------------------------------------------------------------------
                                                  FLORIDA FUND                MASSACHUSETTS FUND             MICHIGAN FUND
                                          ----------------------------  ----------------------------  ----------------------------
                                            SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                               ENDED                        ENDED                         ENDED
                                           NOVEMBER 30,    YEAR ENDED    NOVEMBER 30,    YEAR ENDED    NOVEMBER 30,   YEAR ENDED
                                               2005       MAY 31,2005        2005       MAY 31,2005       2005        MAY 31,2005
                                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                   $     337,888  $     326,913  $     144,621  $     123,894  $     120,335  $      82,915
                                          -------------  -------------  -------------  -------------  -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)               (337,888)      (326,913)      (144,621)      (123,894)      (120,335)       (82,915)
                                          -------------  -------------  -------------  -------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00
  per share):
  Proceeds from sale of shares              111,586,752    212,489,726     40,867,914     70,696,703     26,801,513     40,145,244
  Dividends reinvested                          335,446        326,913        143,691        123,894        119,583         82,915
  Cost of shares redeemed                  (101,731,646)  (209,176,509)   (44,331,105)   (66,487,254)   (29,396,980)   (35,670,278)
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                             10,190,552      3,640,130     (3,319,500)     4,333,343     (2,475,884)     4,557,881
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      10,190,552      3,640,130     (3,319,500)     4,333,343     (2,475,884)     4,557,881

NET ASSETS:
  Beginning of year                          43,093,519     39,453,389     22,152,581     17,819,238     16,632,250     12,074,369
                                          -------------  -------------  -------------  -------------  -------------  -------------
  End of year                             $  53,284,071  $  43,093,519  $  18,833,081  $  22,152,581  $  14,156,366  $  16,632,250
                                          =============  =============  =============  =============  =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RESERVE TAX-EXEMPT TRUST
                                                    -----------------------------------------------------------------
                                                             NEW JERSEY FUND                     OHIO FUND
                                                    -------------------------------   -------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                         ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                                     NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                                                         2005             2005             2005             2005
                                                    --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                             $      341,071   $      337,190   $      150,179   $      111,931
                                                    --------------   --------------   --------------   --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                          (341,071)        (337,190)        (150,179)        (111,931)
                                                    --------------   --------------   --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         123,423,527      282,434,698       35,091,329       80,335,415
  Dividends reinvested                                     338,847          337,190          149,176          111,931
  Cost of shares redeemed                             (118,269,553)    (288,028,722)     (33,886,170)     (72,335,170)
                                                    --------------   --------------   --------------   --------------
                                                         5,492,821       (5,256,834)       1,354,335        8,112,176
                                                    --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets                  5,492,821       (5,256,834)       1,354,335        8,112,176

NET ASSETS:
  Beginning of year                                     44,989,084       50,245,918       19,023,986       10,911,810
                                                    --------------   --------------   --------------   --------------
  End of year                                       $   50,481,905   $   44,989,084   $   20,378,321   $   19,023,986
                                                    ==============   ==============   ==============   ==============

                                                                         RESERVE TAX-EXEMPT TRUST
                                                    -----------------------------------------------------------------
                                                           PENNSYLVANIA FUND                    VIRGINIA FUND
                                                    -------------------------------   -------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                        ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                     NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                                                         2005             2005             2005             2005
                                                    --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                             $      319,660   $      306,095   $       96,743   $       81,075
                                                    --------------   --------------   --------------   --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                          (319,660)        (306,095)         (96,743)         (81,075)
                                                    --------------   --------------   --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          90,190,049      163,192,232       37,466,868       72,769,957
  Dividends reinvested                                     317,645          306,095           96,187           81,075
  Cost of shares redeemed                              (85,254,619)    (164,865,058)     (37,191,215)     (70,194,502)
                                                    --------------   --------------   --------------   --------------
                                                         5,253,075       (1,366,731)         371,840        2,656,530
                                                    --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets                  5,253,075       (1,366,731)         371,840        2,656,530

NET ASSETS:
  Beginning of year                                     44,693,365       46,060,096       13,705,598       11,049,068
                                                    --------------   --------------   --------------   --------------
  End of year                                       $   49,946,440   $   44,693,365   $   14,077,438   $   13,705,598
                                                    ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RESERVE NEW YORK
                                                            TAX-EXEMPT TRUST          RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                    -------------------------------   ------------------------------------
                                                                                               LOUISIANA MUNICIPAL
                                                             NEW YORK FUND                      MONEY-MARKET FUND
                                                    -------------------------------   ------------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                         ENDED                             ENDED
                                                      NOVEMBER 30,     YEAR ENDED      NOVEMBER 30,           YEAR ENDED
                                                         2005         MAY 31,2005          2005              MAY 31,2005
                                                    --------------   --------------   --------------        --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                             $    1,220,046   $    1,155,796   $        7,187        $        1,888
                                                    --------------   --------------   --------------        --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                        (1,220,046)      (1,155,796)          (7,187)               (1,888)
                                                    --------------   --------------   --------------        --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         297,890,272      517,833,490        2,145,968             1,146,967
  Dividends reinvested                                   1,209,728        1,155,796            7,099                 1,888
  Cost of shares redeemed                             (289,442,636)    (527,148,018)      (1,136,075)           (1,041,556)
                                                    --------------   --------------   --------------        --------------
                                                         9,657,364       (8,158,732)       1,016,992               107,299
                                                    --------------   --------------   --------------        --------------
  Net increase (decrease) in net assets                  9,657,364       (8,158,732)       1,016,992               107,299

NET ASSETS:
  Beginning of year                                    164,422,970      172,581,702          293,185               185,886
                                                    --------------   --------------   --------------        --------------
  End of year                                       $  174,080,334   $  164,422,970   $    1,310,177        $      293,185
                                                    ==============   ==============   ==============        ==============

                                                    RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                    ------------------------------------
                                                             MINNESOTA MUNICIPAL
                                                              MONEY-MARKET FUND
                                                    ------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                     NOVEMBER 30,           YEAR ENDED
                                                         2005              MAY 31,2005
                                                    --------------        --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                             $       13,002        $        7,523
                                                    --------------        --------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                           (13,002)               (7,523)
                                                    --------------        --------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                           8,411,725             5,904,669
  Dividends reinvested                                      12,908                 7,523
  Cost of shares redeemed                               (7,417,935)           (5,153,400)
                                                    --------------
--------------w
                                                         1,006,698               758,792
                                                    --------------        --------------
  Net increase (decrease) in net assets                  1,006,698               758,792

NET ASSETS:
  Beginning of year                                      1,404,639               645,847
                                                    --------------        --------------
  End of year                                       $    2,411,337        $    1,404,639
                                                    ==============        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2005, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and two (2) separate series of Reserve Municipal Money-Market Trust (Louisiana Money-Market Fund and Minnesota Money-Market
     Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). The Funds each offer a single class of shares, except for the Interstate Tax-Exempt Fund, which currently offers twelve classes of shares as follows: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. These financial statements and notes apply to all above mentioned series of all Trusts, except for the Interstate II Tax-Exempt Fund.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. The Interstate Tax-Exempt Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. The Funds, with the exception of Interstate Tax-Exempt Fund, pay RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:
     Class 8, 0.08%; Class 12, 0.12%; Class 15, 0.15%; Class 20, 0.20%; Class
     25, 0.25%; Class 35, 0.35%; Class 45, 0.45%; Treasurer's Trust, 0.60%;
     Class 70, 0.50%; Class 75, 0.55%; Class 95, 0.75%; Class R, 0.80%. The
     comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan, as defined below, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the six months ended November 30, 2005, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

           FUND                                              AMOUNT
           ----                                              ------
           Louisiana Municipal Money-Market Fund            $ 1,854
           Minnesota Municipal Money-Market Fund                446

     Certain Officers and Trustees of the Trusts are also Officers of RMCI.

     As of November 30, 2005, RMCI owned 11% of the Louisiana and 6% of the Minnesota Municipal-Money Market Funds.

     DISTRIBUTION ASSISTANCE:

     The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of Interstate Tax-Exempt Fund Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets.

(3)  CONCENTRATION OF CREDIT RISK:

     Total assets of each Fund in the Trusts include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)  INVESTMENT CONCENTRATION:

     The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2005:

     INTERSTATE TAX-EXEMPT FUND 99.8%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                  0.7%
     Allied Irish Bank, PLC                            0.5%
     Bank of America NA                                2.7%
     Bank of Montreal                                  0.3%
     Bank of New York                                  3.2%
     Bank of Nova Scotia                               4.8%
     Barclays Bank PLC                                 2.4%
     Bayerische Landesbank Girozentrale                3.4%
     BNP Paribas                                       2.0%
     Citibank, NA                                      4.1%
     Comerica Bank                                     2.5%
     Credit Suisse First Boston                        0.5%
     Den Danske Bank                                   0.9%
     DEPFA Bank, PLC                                   4.6%
     FHLB                                              0.5%
     Fifth Third Bank                                  0.3%
     Fortis Bank                                       1.4%
     FRMC                                              1.2%
     Harris Trust & Savings Bank                       0.1%
     Harvard University                                2.6%
     HBOS PLC                                          0.6%
     JPMorganChase Bank                                2.7%
     Keybank NA                                        1.4%
     Kredietbank NV                                    1.0%
     La Salle Bank, NA                                 4.6%
     Landesbank Baden-Wurttemberg                      0.4%
     Landesbank Hessen-Thuerinigen Girozentrale        3.5%
     Lloyds TSB Bank PLC                               3.8%
     M&T Bank                                          1.0%
     MIT. Mass Inst Tech                               3.4%
     Natexis Banques Populaires                        0.1%
     Northern Trust Co.                                1.0%
     PNC Bank, NA                                      1.4%
     Princeton University                              0.5%
     Rabobank Nederland                                2.3%
     Regions Bank                                      0.1%
     Royal Bank of Canada, Montreal                    1.0%
     Royal Bank of Scotland                            1.5%
     Smith College                                     0.1%
     Societe Generale                                  1.1%
     State Street Bank & Trust Co.                     1.1%
     Suntrust Bank of Nashville NA                     0.5%
     Suntrust Bank of Atlanta                          3.2%
     University of Virginia                            1.0%
     US Bank, NA MPLS                                  3.1%
     Wachovia Bank NA                                  2.6%
     Wells Fargo Bank NA                               1.0%
     Westdeutsche Landesbank AG                        0.4%
     Yale                                              4.0%

   * BOND INSURANCE
     AMBAC                                             2.7%
     FGIC                                              3.4%
     FSA                                               3.8%
     MBIA                                              2.8%

     CALIFORNIA TAX-EXEMPT FUND  96.6%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                            2.2%
     Bank of America NA                                3.9%
     Bank of New York                                  4.9%
     Bank of Nova Scotia                               8.2%
     BNP Paribas                                       4.2%
     Calyon NY                                         1.0%
     Citibank, NA                                      1.3%
     Comerica Bank                                     3.1%
     Den Danske Bank                                   3.9%
     Fortis Babk                                       2.9%
     Kredietbank NV, Brussels                          9.3%
     La Salle Bank, NA                                 6.5%
     Landesbank Baden-Wurttemberg                      1.6%
     Landesbank Hessen-Thuerinigen Girozentrale        4.9%
     Republic N.B. New York                            2.4%
     Royal Bank of Canada, Montreal                    1.0%
     Societe Generale                                  6.3%
     State Street Bank & Trust Co.                     6.6%
     US Bank NA                                        3.7%
     Wachovia Bank NA                                  2.1%
     Wells Fargo Bank NA                               3.7%

   * BOND INSURANCE
     AMBAC                                             1.6%
     FRMC                                              3.9%
     MBIA                                              7.4%

     CONNECTICUT TAX-EXEMPT FUND  81.2%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                            6.9%
     Bank of America                                   4.6%
     Bank of Montreal                                  4.6%
     JPMorganChase Bank                                4.6%
     Kreditbank NV, Brussels                           4.6%
     La Salle Bank, NA                                 8.3%
     Landesbank Hessen-Thueringen Girozentrale         4.6%
     Northern Trust Co.                                4.6%
     Wachovia Bank NA                                  6.5%
     Yale                                              4.6%

   * BOND INSURANCE
     AMBAC                                             6.9%
     FGIC                                              8.1%
     FSA                                               4.6%
     MBIA                                              7.7%

     FLORIDA TAX-EXEMPT FUND  86.5%

     LETTER OF CREDIT
     Bank of America NA                                4.5%
     BNP Paribas                                       7.8%
     Citibank, NA                                      3.8%
     Fifth Third Bank                                  2.4%
     Florida Power & Light                             3.9%
     HBOS PLC                                          5.9%
     JPMorganChase Bank                                6.3%
     Keybank NA                                        2.8%
     La Salle Bank NA                                  3.8%
     Northern Trust Co.                                4.1%
     Republic National Bank                            3.6%
     Societe Generale                                  3.6%
     State Street Bank & Trust Co.                     3.9%
     Suntrust Bank                                     6.3%
     Wachovia Bank NA                                  6.1%

   * BOND INSURANCE
     AMBAC                                             8.1%
     FGIC                                              3.9%
     FRMC                                              2.3%
     FSA                                               3.4%

     MASSACHUSETTS TAX-EXEMPT FUND  94.1%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                            3.8%
     Bank of America                                   3.8%
     Bank of Nova Scotia                               3.5%
     Comercia Bank, Detroit                            4.2%
     Depfa Bank, PLC                                   4.5%
     Harvard University                                3.7%
     La Salle Bank, NA                                 4.2%
     Landesbank Baden-Wurttemberg                      1.1%
     Landesbank Hessen-Thueringen Girozentrale         4.8%
     Lloyds TSB Bank PLC                               3.7%
     MIT Mass Inst Tech                                3.7%
     PNC                                               4.2%
     Royal Bank of Scotland                            2.4%
     Smith College                                     4.2%
     State ST. Bank & Trust Co. Boston                 3.7%
     Sun Trust Bank of Atlanta                         3.2%
     Wachovia Bank NA                                  4.2%
     Wellesley College                                 4.2%
     Williams College                                  3.7%

   * BOND INSURANCE
     AMBAC                                             3.3%
     FGIC                                              6.6%
     FSA                                               8.8%
     MBIA                                              4.6%

     MICHIGAN TAX-EXEMPT FUND  97.3%

     LETTER OF CREDIT
     Bank of America, NA                               4.9%
     Barclay                                           4.9%
     Comerica Bank                                     8.2%
     Depfa Bank PLC                                    7.6%
     FHLB                                              4.9%
     Fifth Third Bank                                  4.9%
     JPMorganChase Bank                                8.5%
     Kredietbank NV                                    4.9%
     La Salle Bank, NA                                 4.2%
     Landesbank Hessen-Thuerinigen Girozentrale        4.9%
     National City Bank                                7.8%
     Standard Federal Bank, NA                         3.5%
     Wachovia Bk & TR Co.                              3.5%

   * BOND INSURANCE
     AMBAC                                             4.9%
     FGIC                                              4.9%
     FSA                                               9.9%
     MBIA                                              4.9%

     NEW JERSEY TAX-EXEMPT FUND  88.2%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                            4.0%
     Bank of America                                   3.9%
     Bank of New York                                  6.4%
     Bank of Nova Scotia                               3.8%
     Bayerische Landesbank Girozentrale                6.5%
     Citibank, NA                                      4.8%
     Dexia Credit Local                                3.8%
     JPMorganChase Bank                                9.1%
     Kredietbank NV. Brussels                          2.3%
     Lloyds TSB Bank PLC                               3.9%
     PNC Bank, NA                                      6.8%
     Princeton University                              4.8%
     Suntrust Bank                                     4.8%
     Wachovia Bank NA                                  7.3%

   * BOND INSURANCE
     AMBC                                              3.8%
     FGIC                                              2.0%
     FSA                                               2.4%
     MBIA                                              7.8%

     OHIO TAX-EXEMPT FUND  92.6%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                  3.9%
     Allied Irish Bank, PLC                            3.4%
     Bank of America, NA                               3.6%
     Bank of Nova Scotia                               2.5%
     Barclays Bank PLC                                 3.4%
     Bayerische Landesbank Girozentrale                3.9%
     BNP Paribas                                       3.4%
     Citibank, NA                                      3.9%
     Fifth Third Bank                                  4.6%
     HBOS PLC                                          7.3%
     JPMorganChase Bank                                7.4%
     Keybank NA                                        6.9%
     La Salle Bank, NA                                 3.4%
     Landesbank Hessen-Thurin                          4.4%
     National City Bank                                2.5%
     Ohio State University                             2.9%
     Republic National Bank                            2.4%
     State Street Bank & Trust Co.                     3.9%
     US Bank NA                                        3.9%
     Wachovia Bank NA                                  3.9%
     Wells Fargo Bank NA                               2.0%
     Westdeutsche Landesbank AG                        2.0%

   * BOND INSURANCE
     AMBAC                                             2.9%
     MBIA                                              4.2%

     PENNSYLVANIA TAX-EXEMPT FUND  90.5%

     LETTER OF CREDIT
     ABN-AMRO Bank NV                                  7.6%
     Allied Irish Bank, PLC                            3.0%
     Bank of America NA                                4.0%
     Bank of Nova Scotia                               4.0%
     Bay Landesbank Girozentrale                       4.0%
     Comerica Bank                                     3.6%
     Depfa Bank, PLC                                   4.0%
     Dexia Bank                                        5.2%
     JPMorganChase Bank                                4.4%
     Kredietbank NV. Brussels                          3.2%
     Landesbank Hessen-Thuerinigen Girozentrale        8.4%
     Northern Trust Co.                                3.9%
     PNC Bank, NA                                      7.2%
     Rabobank Nederland                                4.0%
     University of Pennsylvania                        4.0%
     Wachovia Bank NA                                  7.3%

   * BOND INSURANCE
     AMBAC                                             3.2%
     FSA                                               4.0%
     MBIA                                              5.5%

     VIRGINIA TAX-EXEMPT FUND  81.8%

     LETTER OF CREDIT
     Bank of America NA                                5.0%
     BNP Paribas                                       8.5%
     BB&T NA                                           7.3%
     Citibank                                          5.0%
     JP Morgan/ Chase                                  5.0%
     Kredietbank NV. Brussels                          5.0%
     Suntrust Bank                                     8.2%
     University of Virginia                            7.8%
     US Bank NA                                        5.0%
     Wachovia Bank NA                                  5.0%

   * BOND INSURANCE
     AMBAC                                             5.0%
     FRMC                                              5.0%
     FSA                                               5.0%
     MBIA                                              5.0%

     NEW YORK TAX-EXEMPT FUND  99.6%

     LETTER OF CREDIT
     ABN/AMRO                                          4.1%
     Allied Irish Bank, PLC                            3.6%
     Bank of America NA                                4.1%
     Bank of New York                                  4.3%
     Bayerische Landesbank Girozentrale                3.7%
     Citibank, NA                                      3.5%
     Comerica Bank. Detroit                            3.6%
     Depfa Bank, PLC                                   3.8%
     Fortis Babk                                       4.0%
     FRMC                                              4.7%
     JP Morgan Chase                                   4.0%
     Keybank NA Cleveland OH                           7.1%
     Landesbank Baden-Wurternberg                      4.1%
     Landesbank Hessen-Thueringen Girozentrale         4.0%
     Lloyds                                            3.0%
     Rabobank                                          3.5%
     Republic N.B. New York                            0.9%
     Royal Bank of Canada, Montreal                    4.0%
     Royal Bank of Scotland                            0.9%
     Societe Generale                                  3.5%
     Wachovia BK & TR CO. NA North Carolina            2.7%
     Wells Fargo Bank NA                               4.6%
     Westdeutsche Landesbank Girozentrale              4.5%

   * BOND INSURANCE
     FGIC                                              7.5%
     FSA                                               5.6%
     MBIA                                              0.3%

     LOUISIANA MUNICIPAL MONEY-MARKET FUND  80.4%

     LETTER OF CREDIT
     Bank of America NA                                5.0%
     Bank of New York                                  9.0%
     Bayerische Landesbank Girozentrale                8.1%
     FNMA                                              5.0%
     Hibernia National Bank                            5.0%
     JPMorganChase Bank                                5.0%
     Natexis Banques Populaires                        5.0%
     Regions Bank                                      9.2%
     Suntrust Bank                                     9.5%
     Wachovia Bank                                     5.0%

   * BOND INSURANCE
     AMBAC                                             5.0%
     MBIA                                              9.6%

     MINNESOTA MUNICIPAL MONEY-MARKET FUND  88.0%

     LETTER OF CREDIT
     Allied Irish Bank, PLC                            5.0%
     Dexia Bank                                        4.6%
     FNMA                                              8.3%
     Harris Trust & Savings Bank                       5.0%
     La Salle Bank, NA                                 8.3%
     Lloyds TSB Bank PLC                               5.0%
     University of Minnesota                           5.0%
     US Bank NA                                        9.3%
     Wells Fargo Bank NA                              10.0%
     Westdeutsche Landesbank AG                        7.5%

   * BOND INSURANCE
     AMBAC                                            10.0%
     FRMC                                              5.0%
     MBIA                                              5.0%

   * Some securities may be backed by both a line of credit and bond insurance. ^ Amount is less than 0.05%.

(5)  COMPOSITION OF NET ASSETS:

     At November 30, 2005, the composition of each Fund's net assets was as follows:

                                          INTERSTATE        CALIFORNIA        CONNECTICUT         FLORIDA        MASSACHUSETTS
                                             FUND              FUND              FUND              FUND              FUND
                                        ---------------   ---------------   ---------------   ---------------   ---------------
     Par Value                          $     1,024,313   $       101,769   $        25,975   $        53,284   $        18,833
     Additional-Paid-in-Capital           1,023,288,584       101,666,880        25,949,050        53,230,787        18,814,248
                                        ---------------   ---------------   ---------------   ---------------   ---------------
     Net Assets                         $ 1,024,312,897   $   101,768,649   $    25,975,025   $    53,284,071   $    18,833,081
                                        ===============   ===============   ===============   ===============   ===============

                                           MICHIGAN         NEW JERSEY           OHIO          PENNSYLVANIA        VIRGINIA
                                             FUND              FUND              FUND              FUND              FUND
                                        ---------------   ---------------   ---------------   ---------------   ---------------
     Par Value                          $        14,156   $        50,482   $        20,378   $        49,946   $        14,077
     Additional-Paid-in-Capital              14,142,210        50,431,423        20,357,943        49,896,494        14,063,361
                                        ---------------   ---------------   ---------------   ---------------   ---------------
     Net Assets                         $    14,156,366   $    50,481,905   $    20,378,321   $    49,946,440   $    14,077,438
                                        ===============   ===============   ===============   ===============   ===============

                                                                               NEW YORK          LOUISIANA         MINNESOTA
                                                                                 FUND              FUND              FUND
                                                                            ---------------   ---------------   ---------------
     Par Value                                                              $       174,080   $         1,310   $         2,411
     Additional-Paid-in-Capital                                                 173,906,254         1,308,867         2,408,926
                                                                            ---------------   ---------------   ---------------
     Net Assets                                                             $   174,080,334   $     1,310,177   $     2,411,337
                                                                            ===============   ===============   ===============

     The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2005.

(6)  CAPITAL SHARE TRANSACTIONS:

     For the six months ended November 30, 2005, and year ended May 31, 2005, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                            SIX MONTHS ENDED NOVEMBER 30, 2005
                         ---------------------------------------------------------------------------------------------------------
                                             TREASURER'S
                             CLASS R            TRUST           CLASS 75          CLASS 70          CLASS 45          CLASS 25
                         ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     Sold                    540,368,722       188,136,544            61,000       147,712,807           811,439        53,947,501
     Reinvested                1,961,959           344,531                98            20,137             3,086           454,570
     Redeemed               (520,229,326)     (200,947,304)          (51,172)     (147,348,396)         (400,712)      (95,848,659)
                         ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     Net Increase
       (Decrease)             22,101,355       (12,466,229)            9,926           384,548           413,813       (41,446,588)
                         ===============   ===============   ===============   ===============   ===============   ===============

                                                                                  CLASS 15          CLASS 12           CLASS 8
                                                                               ---------------   ---------------   ---------------
     Sold                                                                                   14                 3     5,452,375,548
     Reinvested                                                                          1,192               117         9,433,907
     Redeemed                                                                              (13)               (1)   (5,818,816,446)
                                                                               ---------------   ---------------   ---------------
     Net Increase (Decrease)                                                             1,193               119      (357,006,991)
                                                                               ===============   ===============   ===============

     For the years ended May 31, 2005 and May 31, 2004, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                                 YEAR ENDED MAY 31, 2005
                         ---------------------------------------------------------------------------------------------------------
                                                             OCTOBER 1, 2004*  OCTOBER 1, 2004*
                                             TREASURER'S     TO MAY 31, 2005   TO MAY 31, 2005
                              CLASS R           TRUST            CLASS 75          CLASS 70          CLASS 45           CLASS 25
                         ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     Sold                  1,218,219,096       257,552,413             1,510        75,609,267            65,703       106,352,469
     Reinvested                1,904,802           357,612                 2            21,974               158           387,135
     Redeemed             (1,242,244,626)     (231,731,228)           (1,411)      (74,686,333)           (6,055)      (44,943,518)
                         ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     Net Increase
       (Decrease)            (22,120,728)       26,178,797               101           944,908            59,806        61,796,086
                         ===============   ===============   ===============   ===============   ===============   ===============

                                                                                                FEBRUARY 1, 2005*
                                                                                                 TO MAY 31, 2005
                                                                                  CLASS 15           CLASS 12           CLASS 8
                                                                               ---------------  -----------------  ---------------
     Sold                                                                                   24             9,999     5,872,411,962
     Reinvested                                                                          1,570                71         9,804,274
     Redeemed                                                                              (15)               --    (4,925,031,660)
                                                                               ---------------   ---------------   ---------------
     Net Increase (Decrease)                                                             1,579            10,070       957,184,576
                                                                               ===============   ===============   ===============

----------
*    Commencement of Class operations.

(7)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                  CLASS R
                                              ------------------------------------------------------------------------------
                                                 SIX
                                                MONTHS
                                                ENDED                              YEARS ENDED MAY 31,
                                               NOV. 30,       --------------------------------------------------------------
                                                 2005            2005         2004         2003         2002         2001
                                              ----------      ----------   ----------   ----------   ----------   ----------
INTERSTATE TAX-EXEMPT FUND

Net asset value at beginning of year          $   1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net investment income                             0.0074          0.0070       0.0010       0.0034       0.0108       0.0289
Dividends from net investment income             (0.0074)        (0.0070)     (0.0010)     (0.0034)     (0.0108)     (0.0289)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value at end of year                $   1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                              ==========      ==========   ==========   ==========   ==========   ==========
Total Return                                        0.74%           0.70%        0.10%        0.34%        1.09%        2.95%

RATIOS/SUPPLEMENTAL DATA

Net assets end of year (millions)             $    283.5      $    261.4   $    283.5   $    280.4   $    295.7   $    296.2
Ratio of expenses to average net assets             1.00%(a)        1.00%        1.00%        1.00%        1.01%        1.01%
Ratio of expenses to average net assets
  net of fee waivers                                1.00%(a)        1.00%        0.90%        0.99%        1.01%        1.01%
Ratio of net investment income to
  average net assets                                1.46%(a)        0.69%        0.10%        0.33%        1.08%        2.89%

                                                                              TREASURER'S TRUST
                                              -----------------------------------------------------------------------------
                                                 SIX
                                                MONTHS                                                             APRIL 17,
                                                ENDED                        YEARS ENDED MAY 31,                   2001* TO
                                               NOV. 30,       -------------------------------------------------     MAY 31,
                                                 2005            2005         2004         2003         2002         2001
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value at beginning of period        $   1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net investment income                             0.0094          0.0109       0.0040       0.0074       0.0149       0.0002
Dividends from net investment income             (0.0094)        (0.0109)     (0.0040)     (0.0074)     (0.0149)     (0.0002)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value at end of period              $   1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                              ==========      ==========   ==========   ==========   ==========   ==========
Total Return                                        0.95%           1.10%        0.40%        0.74%        1.50%        0.02%

RATIOS/SUPPLEMENTAL DATA

Net assets end of period (millions)           $     36.2      $     48.7   $     22.5   $     29.2   $     20.5   $     85.4
Ratio of expenses to average net assets             0.60%(a)        0.60%        0.60%        0.60%        0.61%        0.60%(a)
Ratio of net investment income to average
  net assets                                        1.86%(a)        1.24%        0.37%        0.71%        1.59%        2.56%(a)

                                                  CLASS 75                     CLASS 70
                                        --------------------------     ------------------------
                                          SIX                            SIX
                                         MONTHS      SEPTEMBER 23,      MONTHS       AUGUST 16,
                                         ENDED         2004* TO          ENDED        2004* TO
                                        NOV. 30,        MAY 31,        NOV. 30,       MAY 31,
                                          2005           2005            2005          2005
                                        --------     -------------     --------     -----------
Net asset value at
  beginning of period                   $ 1.0000     $      1.0000     $ 1.0000     $    1.0000
                                        --------     -------------     --------     -----------
Net investment income                     0.0086            0.0083       0.0089          0.0092
Dividends from net
  investment income                      (0.0086)          (0.0083)     (0.0089)        (0.0092)
                                        --------     -------------     --------     -----------
Net asset value at end of period        $ 1.0000     $      1.0000     $ 1.0000     $    1.0000
                                        ========     =============     ========     ===========
Total Return                                0.87%             0.83%        0.89%           0.93%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                            $    0.0     $          --^    $    1.3     $       0.9
Ratio of expenses to average
  net assets                                0.75%(a)          0.75%(a)     0.70%(a)        0.71%(a)
Ratio of net investme income
   to average net assets                    1.71%(a)          1.60%(a)     1.76%(a)        1.10%(a)

                                                     CLASS 45
                                        --------------------------------
                                          SIX
                                         MONTHS        YEAR    AUGUST 7,
                                         ENDED        ENDED    2003* TO
                                        NOV. 30,      MAY 31,   MAY 31,
                                          2005         2005      2004
                                        --------     --------  ---------
Net asset value at
  beginning of period                   $ 1.0000     $ 1.0000  $  1.0000
                                        --------     --------  ---------
Net investment income                     0.0102       0.0123     0.0044
Dividends from net
  investment income                      (0.0102)     (0.0123)   (0.0044)
                                        --------     --------  ---------
Net asset value at end of period        $ 1.0000     $ 1.0000  $  1.0000
                                        ========     ========  =========
Total Return                                1.02%        1.25%      0.45%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                            $    0.5     $   0.10  $      --^
Ratio of expenses to average
  net assets                                0.45%(a)     0.46%      0.44%(a)
Ratio of net investme income
   to average net assets                    2.01%(a)     1.37%      0.55%(a)

                                                                           CLASS 25
                                        ------------------------------------------------------------------------------
                                           SIX
                                          MONTHS                                                              MAY 29,
                                          ENDED                         YEARS ENDED MAY 31,                  2001* TO
                                         NOV. 30,       -------------------------------------------------    MAY 31,
                                           2005            2005         2004         2003         2002         2001
                                        ----------      ----------   ----------   ----------   ----------   ----------
Net asset value at beginning of period  $   1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                        ----------      ----------   ----------   ----------   ----------   ----------
Net investment income                       0.0112          0.0144       0.0075       0.0109       0.0184       0.0002
Dividends from net investment income       (0.0112)        (0.0144)     (0.0075)     (0.0109)     (0.0184)     (0.0002)
                                        ----------      ----------   ----------   ----------   ----------   ----------
Net asset value at end of period        $   1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                        ==========      ==========   ==========   ==========   ==========   ==========
Total Return                                  1.12%           1.46%        0.75%        1.09%        1.86%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)     $     36.2      $     77.7   $     15.9   $     17.8   $     16.3   $     45.7
Ratio of expenses to average net assets       0.25%(a)        0.25%        0.25%        0.25%        0.26%        0.25%(a)
Ratio of net investment income to
   average net assets                         2.21%(a)        1.76%        0.74%        1.07%        1.96%        2.91%(a)

                                                                            CLASS 15
                                                ----------------------------------------------------------------
                                                    SIX
                                                   MONTHS                                            JANUARY 13,
                                                   ENDED                                              2003* TO
                                                  NOV. 30,            YEARS ENDED MAY 31,              MAY 31,
                                                ------------      -----------------------------      -----------
                                                    2005              2005            2004               2003
                                                ------------      ------------   --------------      -----------
Net asset value at beginning of period          $     1.0000       $    1.0000      $    1.0000      $    1.0000
                                                ------------      ------------   --------------      -----------
Net investment income                                 0.0117            0.0154           0.0085           0.0039
Dividends from net investment income                 (0.0117)          (0.0154)         (0.0085)         (0.0039)
                                                ------------      ------------   --------------      -----------
Net asset value at end of period                $     1.0000       $    1.0000      $    1.0000      $    1.0000
                                                ============       ===========      ===========      ===========
Total Return                                            1.17%             1.56%            0.86%            0.39%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $        0.1       $      0.10      $       0.1      $       0.1
Ratio of expenses to average net assets                 0.15%(a)          0.16%            0.15%            0.15%(a)
Ratio of net investment income to average
  net assets                                            2.31%(a)          1.54%            0.85%            1.03%(a)

                                                  CLASS 12
                                        ----------------------------
                                           SIX
                                          MONTHS       FEBRUARY 1,
                                          ENDED         2005* TO
                                         NOV. 30,        MAY 31,
                                           2005           2005
                                        ---------      -----------
Net asset value at beginning of period  $  1.0000      $    1.0000
                                        ---------      -----------
Net investment income                      0.0118           0.0069
Dividends from net investment income      (0.0118)         (0.0069)
                                        ---------      -----------
Net asset value at end of period        $  1.0000      $    1.0000
                                        =========      ===========
Total Return                                 1.19%            0.70%

RATIOS/SUPPLEMENTAL DATA
Net assets end of  period (millions)    $     0.0      $        --^
Ratio of expenses to
 average net assets                          0.12%(a)          0.12%(a)
Ratio of net investment income to
 average net assets                          2.36%(a)          2.12%(a)

                                                                 CLASS 8
                                        ----------------------------------------------------------
                                           SIX
                                          MONTHS                                      JANUARY 13,
                                          ENDED           YEARS ENDED MAY 31,           2003* TO
                                         NOV. 30,     -----------------------------     MAY 31,
                                           2005           2005           2004            2003
                                        ---------     --------------  -------------  -------------
Net asset value at beginning of period  $  1.0000     $       1.0000  $      1.0000  $      1.0000
                                        ---------     --------------  -------------  -------------
Net investment income                      0.0120             0.0161         0.0092         0.0042
Dividends from net investment income      (0.0120)           (0.0161)       (0.0092)       (0.0042)
                                        ---------     --------------  -------------  -------------
Net asset value at end of period        $  1.0000     $       1.0000  $      1.0000  $      1.0000
                                        =========     ==============  =============  =============
Total Return                                 1.21%              1.64%          0.93%          0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of  period (millions)    $   666.4     $      1,023.4  $        66.2  $         0.1
Ratio of expenses to
 average net assets                          0.08%(a)           0.08%          0.08%          0.08%(a)
Ratio of net investment income to
 average net assets                          2.38%(a)           1.80%          0.92%          1.10%(a)

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     CALIFORNIA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0071
     Dividends from net investment income         (0.0071)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.71%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $      101.8
     Ratio of expenses to average net assets         1.00%(a)
     Ratio of expenses to average net
      assets net of fee waivers                      1.00%(a)
     Ratio of net investment income to
      average net assets                             1.40%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     CALIFORNIA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0068         0.0006         0.0033         0.0098         0.0236
     Dividends from net investment income         (0.0068)       (0.0006)       (0.0033)       (0.0098)       (0.0236)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.69%          0.06%          0.33%          0.98%          2.42%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $      105.2   $      101.2   $      109.0   $      109.3   $      136.2
     Ratio of expenses to average net assets         1.00%          1.00%          1.00%          1.01%          1.00%
     Ratio of expenses to average net
      assets net of fee waivers                      1.00%          0.89%          0.99%          1.01%          1.00%
     Ratio of net investment income to
      average net assets                             0.69%          0.06%          0.32%          1.00%          2.36%

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     CONNECTICUT TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0071
     Dividends from net investment income         (0.0071)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.71%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       26.0
     Ratio of expenses to average net assets         1.00%(a)
     Ratio of expenses to average net
      assets net of fee waivers                      1.00%(a)
     Ratio of net investment income to
      average net assets                             1.41%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     CONNECTICUT TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0068         0.0006         0.0025         0.0092         0.0273
     Dividends from net investment income         (0.0068)       (0.0006)       (0.0025)       (0.0092)       (0.0273)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.68%          0.06%          0.25%          0.92%          2.75%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       23.4   $       21.5   $       36.4   $       41.2   $       40.2
     Ratio of expenses to average net assets         1.00%          1.00%          1.00%          1.01%          1.01%
     Ratio of expenses to average net
      assets net of fee waivers                      1.00%          0.86%          0.98%          1.01%          1.01%
     Ratio of net investment income to
      average net assets                             0.68%          0.06%          0.25%          0.92%          2.73%

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     FLORIDA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0075
     Dividends from net investment income         (0.0075)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.76%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       53.3
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.51%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     FLORIDA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0072         0.0006         0.0036         0.0105         0.0294
     Dividends from net investment income         (0.0072)       (0.0006)       (0.0036)       (0.0105)       (0.0294)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.73%          0.06%          0.36%          1.05%          2.98%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       43.1   $       39.5   $       45.9   $       32.1   $       28.9
     Ratio of expenses to average net
        assets                                       1.00%          1.00%          1.00%          1.00%          1.01%
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%          0.91%          0.99%          1.00%          1.01%
     Ratio of net investment income to
        average net assets                           0.74%          0.06%          0.35%          0.99%          2.94%

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     MASSACHUSETTS TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0073
     Dividends from net investment income         (0.0073)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.74%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       18.8
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.45%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     MASSACHUSETTS TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0068         0.0006         0.0030         0.0099         0.0279
     Dividends from net investment income         (0.0068)       (0.0006)       (0.0030)       (0.0099)       (0.0279)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.68%          0.06%          0.30%          0.99%          2.85%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       22.2   $       17.8   $       20.8   $       21.0   $       18.8
     Ratio of expenses to average net
        assets                                       1.01%          1.01%          1.00%          1.00%          1.00%
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%          0.88%          0.98%          1.00%          1.00%
     Ratio of net investment income to
        average net assets                           0.69%          0.06%          0.30%          0.99%          2.79%

                                                  SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     MICHIGAN TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0074
     Dividends from net investment income         (0.0074)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.74%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       14.2
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.46%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     MICHIGAN TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0069         0.0006         0.0029         0.0080         0.0276
     Dividends from net investment income         (0.0069)       (0.0006)       (0.0029)       (0.0080)       (0.0276)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.70%          0.06%          0.29%          0.81%          2.83%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       16.6   $       12.1   $        7.9   $        8.5   $        4.8
     Ratio of expenses to average net
        assets                                       1.01%          1.00%          1.00%          1.01%          1.00%
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%          0.91%          0.98%          1.00%          1.00%
     Ratio of net investment income to
        average net assets                           0.77%          0.06%          0.29%          0.64%          2.76%

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     NEW JERSEY TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0072
     Dividends from net investment income         (0.0072)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.72%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       50.5
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.43%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     NEW JERSEY TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0068         0.0006         0.0029         0.0101         0.0277
     Dividends from net investment income         (0.0068)       (0.0006)       (0.0029)       (0.0101)       (0.0277)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.68%          0.06%          0.29%          1.01%          2.83%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       45.0   $       50.2   $       56.0   $       57.5   $       52.9
     Ratio of expenses to average net
        assets                                       1.00%          1.00%          1.00%          1.01%          1.01%
     Ratio of expenses to average net
        assets net of fee waivers                    0.99%          0.87%          0.97%          1.01%          1.01%
     Ratio of net investment income to
        average net assets                           0.66%          0.06%          0.28%          0.94%          2.77%

                                                 SIX
                                               MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     OHIO TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0075
     Dividends from net investment income         (0.0075)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.75%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       20.4
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.50%(a)


                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     OHIO TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0071         0.0006         0.0030         0.0082         0.0281
     Dividends from net investment income         (0.0071)       (0.0006)       (0.0030)       (0.0082)       (0.0281)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.71%          0.06%          0.30%          0.83%          2.88%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       19.0   $       10.9   $       10.4   $        5.7   $        8.1
     Ratio of expenses to average net
        assets                                       1.00%          1.01%          1.00%          1.01%          1.00%
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%          0.92%          0.99%          1.01%          1.00%
     Ratio of net investment income to
        average net assets                           0.79%          0.06%          0.29%          0.81%          2.81%

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     PENNSYLVANIA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0076
     Dividends from net investment income         (0.0076)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.76%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       49.9
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.52%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     PENNSYLVANIA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0070         0.0007         0.0036         0.0097         0.0287
     Dividends from net investment income         (0.0070)       (0.0007)       (0.0036)       (0.0097)       (0.0287)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.70%          0.07%          0.36%          0.97%          2.97%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       44.7   $       46.1   $       40.6   $       51.5   $       34.1
     Ratio of expenses to average net
        assets                                       1.00%          1.00%          1.00%          1.01%          1.00%
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%          0.93%          1.00%          1.01%          1.00%
     Ratio of net investment income to
        average net assets                           0.70%          0.07%          0.34%          0.89%          2.87%

                                                 SIX
                                                MONTHS
                                                 ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     VIRGINIA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0070
     Dividends from net investment income         (0.0070)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.71%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       14.1
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.41%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     VIRGINIA TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0067         0.0006         0.0025         0.0069         0.0253
     Dividends from net investment income         (0.0067)       (0.0006)       (0.0025)       (0.0069)       (0.0253)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.67%          0.06%          0.25%          0.69%          2.77%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $       13.7   $       11.0   $       11.3   $       13.0   $        6.7
     Ratio of expenses to average net
        assets                                       1.00%          1.00%          1.00%          1.01%          1.00%
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%          0.90%          0.95%          0.99%          1.00%
     Ratio of net investment income to
        average net assets                           0.70%          0.06%          0.24%          0.60%          2.53%

                                                 SIX
                                                MONTHS
                                                ENDED
                                               NOV. 30,
                                                 2005
                                             ------------
     NEW YORK TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000
                                             ------------
     Net investment income                         0.0070
     Dividends from net investment income         (0.0070)
                                             ------------
     Net asset value at end of year          $     1.0000
                                             ============
     Total Return                                    0.70%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $      174.1
     Ratio of expenses to average net
        assets                                       1.00%(a)
     Ratio of expenses to average net
        assets net of fee waivers                    1.00%(a)
     Ratio of net investment income to
        average net assets                           1.39%(a)

                                                                      YEARS ENDED MAY 31,
                                             ------------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                             ------------   ------------   ------------   ------------   ------------
     NEW YORK TAX-EXEMPT FUND
     Net asset value at beginning of year    $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ------------   ------------   ------------   ------------   ------------
     Net investment income                         0.0067         0.0006         0.0034         0.0095         0.0281
     Dividends from net investment income         (0.0067)       (0.0006)       (0.0034)       (0.0095)       (0.0281)
                                             ------------   ------------   ------------   ------------   ------------
     Net asset value at end of year          $     1.0000   $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                             ============   ============   ============   ============   ============
     Total Return                                    0.67%          0.06%          0.34%          0.95%          2.87%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (millions)       $      164.4   $      172.6   $      228.4   $      234.4   $      281.6
     Ratio of expenses to average net
        assets                                       1.02%          1.02%          1.00%          1.01%          1.01%
     Ratio of expenses to average net
        assets net of fee waivers                    1.01%          0.89%          0.99%          1.01%          1.01%
     Ratio of net investment income to
        average net assets                           0.66%          0.06%          0.34%          0.94%          2.81%

                                                      SIX
                                                     MONTHS
                                                     ENDED
                                                    NOV. 30,
                                                      2005
                                                  ------------
     LOUISIANA MUNICIPAL MONEY-MARKET FUND
     Net asset value at beginning of period       $     1.0000
                                                  ------------
     Net investment income                              0.0086
     Dividends from net investment income              (0.0086)
                                                  ------------
     Net asset value at end of period             $     1.0000
                                                  ============
     Total Return                                         0.86%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (millions)          $        1.3
     Ratio of expenses to average net assets              1.00%(a)
     Ratio of expenses to average net assets net
        of fee waivers                                    0.49%(a)
     Ratio of net investment income to average
        net assets                                        1.97%(a)


                                                                                                 APRIL 17
                                                              YEARS ENDED MAY 31,                2002* TO
                                                  ------------------------------------------      MAY 31,
                                                      2005           2004           2003           2002
                                                  ------------   ------------   ------------   ------------
     LOUISIANA MUNICIPAL MONEY-MARKET FUND
     Net asset value at beginning of period       $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                                  ------------   ------------   ------------   ------------
     Net investment income                              0.0065         0.0007         0.0032         0.0014
     Dividends from net investment income              (0.0065)       (0.0007)       (0.0032)       (0.0014)
                                                  ------------   ------------   ------------   ------------
     Net asset value at end of period             $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                                  ============   ============   ============   ============
     Total Return                                         0.66%          0.07%          0.32%          0.14%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (millions)          $        0.3   $        0.2   $        0.1   $        0.1
     Ratio of expenses to average net assets              1.01%          1.00%          1.00%          1.04%(a)
     Ratio of expenses to average net assets net
        of fee waivers                                    1.00%          0.64%          0.57%          0.00%(a)
     Ratio of net investment income to average
        net assets                                        0.74%          0.06%          0.32%          1.15%(a)

                                                      SIX
                                                     MONTHS
                                                     ENDED
                                                    NOV. 30,
                                                      2005
                                                  ------------
     MINNESOTA MUNICIPAL MONEY-MARKET FUND
     Net asset value at beginning of period       $     1.0000
                                                  ------------
     Net investment income                              0.0069
     Dividends from net investment income              (0.0069)
                                                  ------------
     Net asset value at end of period             $     1.0000
                                                  ============
     Total Return                                         0.70%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (millions)          $        2.4
     Ratio of expenses to average net assets              1.00%(a)
     Ratio of expenses to average net assets net
        of fee waivers                                    0.95%(a)
     Ratio of net investment income to average
        net assets                                        1.41%(a)

                                                                                                 APRIL 17
                                                              YEARS ENDED MAY 31,                2002* TO
                                                  ------------------------------------------      MAY 31,
                                                      2005           2004           2003           2002
                                                  ------------   ------------   ------------   ------------
     MINNESOTA MUNICIPAL MONEY-MARKET FUND
     Net asset value at beginning of period       $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                                  ------------   ------------   ------------   ------------
     Net investment income                              0.0066         0.0006         0.0044         0.0017
     Dividends from net investment income              (0.0066)       (0.0006)       (0.0044)       (0.0017)
                                                  ------------   ------------   ------------   ------------
     Net asset value at end of period             $     1.0000   $     1.0000   $     1.0000   $     1.0000
                                                  ============   ============   ============   ============
     Total Return                                         0.66%          0.06%          0.44%          0.17%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (millions)          $        1.4   $        0.6   $        0.2   $        0.1
     Ratio of expenses to average net assets              1.00%          1.01%          1.00%          1.04%(a)
     Ratio of expenses to average net assets net
        of fee waivers                                    0.99%          0.78%          0.69%          0.00%(a)
     Ratio of net investment income to average
        net assets                                        0.78%          0.06%          0.43%          1.40%(a)

----------
*    Inception of Class Operations.

(a)  Annualized.

^    Amount is less than $50,000.

(8)  OTHER MATTERS

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

(9)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2005 and held for the entire period ending November 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                          MAY 31, 2005           NOVEMBER 30, 2005    EXPENSES PAID DURING PERIOD*
                                    -----------------------    --------------------   ----------------------------
INTERSTATE TAX-EXEMPT CLASS R
Actual                                     $ 1,000.00               $ 1,003.71                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S TRUST
Actual                                     $ 1,000.00               $ 1,004.76                   $ 3.01
Hypothetical                               $ 1,000.00               $ 1,021.91                   $ 3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75
Actual                                     $ 1,000.00               $ 1,004.36                   $ 3.76
Hypothetical                               $ 1,000.00               $ 1,021.12                   $ 3.95

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 70
Actual                                     $ 1,000.00               $ 1,004.46                   $ 3.51
Hypothetical                               $ 1,000.00               $ 1,021.38                   $ 3.69

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                    BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                          MAY 31, 2005           NOVEMBER 30, 2005    EXPENSES PAID DURING PERIOD*
                                    -----------------------    --------------------   ----------------------------
INTERSTATE TAX- EXEMPT CLASS 45
Actual                                     $ 1,000.00               $ 1,005.11                   $ 2.26
Hypothetical                               $ 1,000.00               $ 1,022.70                   $ 2.37


* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 25
Actual                                     $ 1,000.00               $ 1,005.62                   $ 1.25
Hypothetical                               $ 1,000.00               $ 1,023.75                   $ 1.32


* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 15
Actual                                     $ 1,000.00               $  1,005.87                  $ 0.75
Hypothetical                               $ 1,000.00               $  1,024.28                  $ 0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 12
Actual                                     $ 1,000.00               $ 1,005.97                   $ 0.60
Hypothetical                               $ 1,000.00               $ 1,024.44                   $ 0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INTERSTATE TAX- EXEMPT CLASS 8
Actual                                     $ 1,000.00               $ 1,006.07                   $ 0.40
Hypothetical                               $ 1,000.00               $ 1,024.65                   $ 0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.56                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.56                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.81                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.71                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                    BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE
                                          MAY 31, 2005           NOVEMBER 30, 2005    EXPENSES PAID DURING PERIOD*
                                    -----------------------    --------------------   ----------------------------
MICHIGAN TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.71                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.61                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.76                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PENNSYLVANIA TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.81                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.56                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                                     $ 1,000.00               $ 1,003.51                   $ 5.01
Hypothetical                               $ 1,000.00               $ 1,019.81                   $ 5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

LOUISIANA MUNICIPAL MONEY-MARKET FUND
Actual                                     $ 1,000.00               $ 1,006.12                   $ 2.46
Hypothetical                               $ 1,000.00               $ 1,022.49                   $ 2.58

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MINNESOTA MUNICIPAL MONEY-MARKET FUND
Actual                                     $ 1,000.00               $ 1,003.76                   $ 4.76
Hypothetical                               $ 1,000.00               $ 1,020.07                   $ 5.00

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund. The Board met on June 30, 2005, to consider the approval of the Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the respective Fund's shareholders for their approval (where applicable).

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees noted that each of the Funds slightly underperformed relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds do not invest in commercial paper and typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreements with respect to each Fund.

SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers, LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers, LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers, LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers, LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers, LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management that certain bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the Fund level. These conditions have been corrected.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

The Funds provided PricewaterhouseCoopers LLP with a copy of these disclosures and have requested PricewaterhouseCoopers LLP to furnish the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's most recently filed Form N-SAR.

                 (This page has been left blank intentionally.)

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002:
Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002:
Furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Reserve Municipal Money Market Trust

By:        /s/ Bruce R. Bent II
           --------------------
           Name:  Bruce R. Bent II
           Title: Co-Chief Executive Officer

Date:      February 3, 2006

By:        /s/ Arthur T. Bent III
           ----------------------
           Name:  Arthur T. Bent III
           Title: Co-Chief Executive Officer

Date:      February 3, 2006


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Bruce R. Bent II
           --------------------
           Name:  Bruce R. Bent II
           Title: Co-Chief Executive Officer

Date:      February 3, 2006


By:        /s/ Arthur T. Bent III
           ----------------------
           Name:  Arthur T. Bent III
           Title: Co-Chief Executive Officer

Date:      February 3, 2006


By:        /s/ Bruce R. Bent
           ------------------
           Name:  Bruce R. Bent
           Title: Treasurer and Chief Financial Officer

Date:      February 3, 2006